Quarterly Schedules of
Portfolio Holdings
July 31, 2019
Fixed Income Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYRX	HHYNX	HHYAX	HHYVX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Real Return Fund	HRRNX	HARRX	HRRRX	–

Harbor Convertible Securities Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—95.2%
Principal Amount		Value
AUTO COMPONENTS—1.3%
	CIE Generale des Etablissements Michelin SCA
$600	0.000%—01/10/2022[1]	$608
	Valeo SA MTN[2]
1,200	0.000%—06/16/2021[1]	1,139
		1,747
AUTOMOBILES—1.9%
	Tesla Inc.
722	1.250%—03/01/2021	705
1,500	2.000%—05/15/2024	1,533
370	2.375%—03/15/2022	376
		2,614
BANKS—0.5%
	BofA Finance LLC MTN[2]
604	0.250%—05/01/2023	626
BIOTECHNOLOGY—4.6%
	BioMarin Pharmaceutical Inc.
2,388	0.599%—08/01/2024	2,434
	Exact Sciences Corp.
1,316	0.375%—03/15/2027	1,627
222	1.000%—01/15/2025	377
		2,004
	Ionis Pharmaceuticals Inc.
449	1.000%—11/15/2021	541
	Ligand Pharmaceuticals Inc.
939	0.750%—05/15/2023	779
	Neurocrine Biosciences Inc.
403	2.250%—05/15/2024	581
		6,339
CAPITAL MARKETS—1.9%
	Ares Capital Corp.
1,702	3.750%—02/01/2022	1,752
770	4.625%—03/01/2024	810
		2,562
COMMUNICATIONS EQUIPMENT—2.6%
	InterDigital Inc.
592	2.000%—06/01/2024[3]	606
	Lumentum Holdings Inc.
763	0.250%—03/15/2024	918
	Palo Alto Networks Inc.
1,896	0.750%—07/01/2023[3]	2,092
		3,616
CONSTRUCTION & ENGINEERING—3.9%
	Dycom Industries Inc.
1,477	0.750%—09/15/2021	1,439
	KBR Inc.
610	2.500%—11/01/2023[3]	740
	Tutor Perini Corp.
1,642	2.875%—06/15/2021	1,560
	Vinci SA
1,400	0.375%—02/16/2022	1,654
		5,393
DIVERSIFIED CONSUMER SERVICES—1.0%
	Chegg Inc.
1,286	0.125%—03/15/2025[3]	1,433
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—2.6%
	Liberty Media Corp.
$582	1.000%—01/30/2023	$704
242	1.375%—10/15/2023	290
1,905	2.125%—03/31/2048[3]	1,957
547	2.250%—09/30/2046	299
		3,250
	Vonage Holdings Corp.
340	1.750%—06/01/2024[3]	363
		3,613
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
	OSI Systems Inc.
433	1.250%—09/01/2022	518
ENERGY EQUIPMENT & SERVICES—1.2%
	Ensco Jersey Finance Ltd.
245	3.000%—01/31/2024	184
	Nabors Industries Inc.
792	0.750%—01/15/2024	560
	Oil States International Inc.
591	1.500%—02/15/2023	516
	Transocean Inc.
478	0.500%—01/30/2023	463
		1,723
ENTERTAINMENT—4.9%
	Bilibili Inc.
716	1.375%—04/01/2026[3]	667
	iQIYI Inc.
1,733	2.000%—04/01/2025[3]	1,654
	Live Nation Entertainment Inc.
2,525	2.500%—03/15/2023	3,140
	Zynga Inc.
1,225	0.250%—06/01/2024[3]	1,264
		6,725
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.8%
	Extra Space Storage LP
1,639	3.125%—10/01/2035[3]	2,042
	IH Merger Sub LLC
1,145	3.500%—01/15/2022	1,433
	National Health Investors Inc.
373	3.250%—04/01/2021	437
	Spirit Realty Capital Inc.
1,340	3.750%—05/15/2021	1,378
		5,290
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
	CONMED Corp.
581	2.625%—02/01/2024[3]	682
	Dexcom Inc.
1,262	0.750%—12/01/2023[3]	1,518
	Insulet Corp.
759	1.375%—11/15/2024	1,104
	Nuvasive Inc.
834	2.250%—03/15/2021	1,005
	Repligen Corp.
260	0.375%—07/15/2024	281
	Wright Medical Group Inc.
1,292	1.625%—06/15/2023	1,405
		5,995

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—1.4%
	Allscripts Healthcare Solutions Inc.
$1,500	1.250%—07/01/2020	$1,490
	Tabula Rasa Healthcare Inc.
353	1.750%—02/15/2026[3]	395
		1,885
HOTELS, RESTAURANTS & LEISURE—2.3%
	Caesars Entertainment Corp.
190	5.000%—10/01/2024	328
	Huazhu Group Ltd.
592	0.375%—11/01/2022	623
	Marriott Vacations Worldwide Corp.
2,300	1.500%—09/15/2022	2,288
		3,239
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.3%
	Nextera Energy Partners LP
1,773	1.500%—09/15/2020[3]	1,792
INTERACTIVE MEDIA & SERVICES—4.0%
	IAC Financeco 2 Inc.
917	0.875%—06/15/2026[3]	964
	Twitter Inc.
1,430	0.250%—06/15/2024	1,525
	Weibo Corp.
1,308	1.250%—11/15/2022	1,229
	Zillow Group Inc.
1,074	1.500%—07/01/2023	1,096
604	2.000%—12/01/2021	707
		1,803
		5,521
INTERNET & DIRECT MARKETING RETAIL—4.9%
	Booking Holdings Inc.
824	0.350%—06/15/2020	1,192
	Ctrip.com International Ltd.
1,814	1.990%—07/01/2025	2,012
	Liberty Expedia Holdings Inc.
2,256	1.000%—06/30/2047[3]	2,246
	Mercadolibre Inc.
371	2.000%—08/15/2028[3]	591
	Wayfair Inc.
489	1.125%—11/01/2024[3]	668
		6,709
IT SERVICES—4.0%
	Akamai Technologies Inc.
2,301	0.125%—05/01/2025	2,598
	Okta Inc.
54	0.250%—02/15/2023	148
	Square Inc.
949	0.500%—05/15/2023	1,211
	Twilio Inc.
135	0.250%—06/01/2023	276
	Wix.com Ltd.
983	0.000%—07/01/2023[1]	1,247
		5,480
CONVERTIBLE BONDS—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—2.0%
	Illumina Inc.
$1,274	0.000%—08/15/2023[1,3]	$1,378
219	0.500%—06/15/2021	292
		1,670
	Qiagen NV
200	0.875%—03/19/2021	277
800	1.000%—11/13/2024	863
		1,140
		2,810
MACHINERY—3.8%
	Chart Industries Inc.
382	1.000%—11/15/2024[3]	540
	Fortive Corp.
740	0.875%—02/15/2022[3]	762
	Greenbrier Cos. Inc.
1,312	2.875%—02/01/2024	1,250
	Meritor Inc.
2,507	3.250%—10/15/2037	2,671
		5,223
MEDIA—4.3%
	Dish Network Corp.
2,531	3.375%—08/15/2026	2,326
	Liberty Interactive LLC
758	1.750%—09/30/2046[3]	933
	Liberty Latin America Ltd.
2,055	2.000%—07/15/2024[3]	2,027
	Pandora Media Inc.
548	1.750%—12/01/2023	640
		5,926
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
	Blackstone Mortgage Trust Inc.
2,535	4.750%—03/15/2023	2,647
	Starwood Property Trust Inc.
1,139	4.375%—04/01/2023	1,164
	Two Harbors Investment Corp.
1,168	6.250%—01/15/2022	1,191
		5,002
OIL, GAS & CONSUMABLE FUELS—1.8%
	Oasis Petroleum Inc.
541	2.625%—09/15/2023	473
	PDC Energy Inc.
343	1.125%—09/15/2021	320
	SM Energy Co.
309	1.500%—07/01/2021	282
	Total SA MTN[2]
1,400	0.500%—12/02/2022	1,469
		2,544
PERSONAL PRODUCTS—0.5%
	Herbalife Nutrition Ltd.
794	2.625%—03/15/2024	757
PHARMACEUTICALS—1.8%
	Jazz Investments I Ltd.
1,524	1.500%—08/15/2024	1,498
364	1.875%—08/15/2021	372
		1,870

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	Supernus Pharmaceuticals Inc.
$654	0.625%—04/01/2023	$643
		2,513
PROFESSIONAL SERVICES—0.6%
	FTI Consulting Inc.
645	2.000%—08/15/2023[3]	781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.9%
	Advanced Micro Devices Inc.
113	2.125%—09/01/2026	439
	Cypress Semiconductor Corp.
518	2.000%—02/01/2023	623
	Intel Corp.
502	3.250%—08/01/2039	1,246
	Microchip Technology Inc.
1,801	1.625%—02/15/2027	2,300
	NXP Semiconductors NV
1,044	1.000%—12/01/2019	1,116
	ON Semiconductor Corp.
1,308	1.000%—12/01/2020	1,670
	Silicon Laboratories Inc.
1,300	1.375%—03/01/2022	1,724
	STMicroelectronics NV
1,000	0.250%—07/03/2024	1,176
	Teradyne Inc.
340	1.250%—12/15/2023	624
		10,918
SOFTWARE—13.1%
	Altair Engineering Inc.
512	0.250%—06/01/2024	567
	Atlassian Inc.
226	0.625%—05/01/2023	408
	Carbonite Inc.
350	2.500%—04/01/2022	357
	Coupa Software Inc.
295	0.125%—06/15/2025[3]	332
	DocuSign Inc.
1,106	0.500%—09/15/2023[3]	1,171
	Envestnet Inc.
1,185	1.750%—06/01/2023	1,456
	FireEye Inc.
1,245	0.875%—06/01/2024	1,227
	Five9 Inc.
247	0.125%—05/01/2023	337
	New Relic Inc.
1,376	0.500%—05/01/2023	1,518
	Nice Systems Inc.
311	1.250%—01/15/2024	587
	Nuance Communications Inc.
362	1.000%—12/15/2035	346
1,308	1.250%—04/01/2025	1,317
		1,663
	Nutanix Inc.
345	0.000%—01/15/2023[1]	312
	Q2 Holdings Inc.
755	0.750%—06/01/2026[3]	837
	Rapid7 Inc.
192	1.250%—08/01/2023[3]	306
	RingCentral Inc.
363	0.000%—03/15/2023[1]	647
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	ServiceNow Inc.
$279	0.000%—06/01/2022[1]	$581
	Splunk Inc.
1,839	0.500%—09/15/2023[3]	2,099
180	1.125%—09/15/2025[3]	209
		2,308
	Verint Systems Inc.
1,411	1.500%—06/01/2021	1,566
	Workday Inc.
693	0.250%—10/01/2022	1,017
	Zendesk Inc.
674	0.250%—03/15/2023	990
		18,187
SPECIALTY RETAIL—1.1%
	Guess? Inc.
702	2.000%—04/15/2024[3]	677
	RH
843	0.000%—06/15/2023[1]	825
		1,502
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
	Pure Storage Inc.
854	0.125%—04/15/2023	827
	Western Digital Corp.
1,985	1.500%—02/01/2024[3]	1,850
		2,677
TOTAL CONVERTIBLE BONDS
(Cost $125,015)		131,660
TOTAL INVESTMENTS—95.2%
(Cost $125,015)		131,660
CASH AND OTHER ASSETS, LESS LIABILITIES—4.8%		6,694
TOTAL NET ASSETS—100.0%		$138,354

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

1	Zero coupon bond
2	MTN after the name of a security stands for Medium Term Note.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $35,576 or 26% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—4.3%
Principal Amount		Value
CHEMICALS—0.2%
	Solenis International LP
	Term Loan
$907	6.772% (3 Month USD Libor + 4.250) 06/26/2025[1]	$892
COMMERCIAL SERVICES & SUPPLIES—0.5%
	Garda World Security Corp.
	Term Loan B
894	6.020% (2 Month USD Libor + 3.500) 05/26/2024[1]	897
	Granite Acquisition Inc.
	Term Loan B
1,675	5.819% (3 Month USD Libor + 3.500) 12/17/2021[1]	1,685
		2,582
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	CenturyLink Inc.
	Term Loan B
1,290	4.984% (1 Month USD Libor + 2.750) 01/31/2025[1]	1,283
ENTERTAINMENT—0.1%
	Nascar Holdings Inc.
	Term Loan B
570	4.984% (1 Month USD Libor + 2.750) 07/26/2026[1]	573
FOOD & STAPLES RETAILING—0.3%
	BJ's Wholesale Club Inc.
	Term Loan
1,271	5.075% (1 Month USD Libor + 2.750) 02/03/2024[1]	1,275
HEALTH CARE PROVIDERS & SERVICES—0.5%
	AHP Health Partners Inc.
	Term Loan B
1,462	6.734% (1 Month USD Libor + 4.500) 06/30/2025[1]	1,468
	US Renal Care Inc.
	Term Loan B
1,190	7.250% (1 Month USD Libor + 5.000) 06/14/2026[1]	1,169
		2,637
HEALTH CARE TECHNOLOGY—0.1%
	Change Healthcare Holdings LLC
	Term Loan B
527	4.734% (1 Month USD Libor + 2.500) 03/01/2024[1]	527
HOTELS, RESTAURANTS & LEISURE—0.4%
	Alterra Mountain Co.
	Term Loan B
586	5.234% (1 Month USD Libor + 3.000) 07/31/2024[1]	587
	IRB Holding Corp.
	Term Loan B
411	6.245% (Multiple Contracts + 3.250) 02/05/2025[1]	410
	Stars Group Holdings BV
	Term Loan B
1,265	5.830% (3 Month USD Libor + 3.500) 07/10/2025[1]	1,273
		2,270
INSURANCE—0.2%
	Hub International Ltd.
	Term Loan B
780	5.267% (Multiple Contracts + 3.000) 04/25/2025[1]	773
INTERACTIVE MEDIA & SERVICES—0.2%
	Ancestry.com Inc.
	Term Loan B
1,272	5.490% (1 Month USD Libor + 3.250) 10/19/2023[1]	1,273
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—0.2%
	Jaguar Holding Co. II
	Term Loan
$1,152	4.734% (1 Month USD Libor + 2.500) 08/18/2022[1]	$1,152
MEDIA—0.2%
	Univision Communications Inc.
	Term Loan
692	4.984% (1 Month USD Libor + 2.750) 03/15/2024[1]	679
	William Morris Endeavor Entertainment LLC
	Term Loan B
294	4.990% (1 Month USD Libor + 2.750) 05/29/2025[1]	287
		966
SOFTWARE—0.7%
	Carbonite Inc.
	Term Loan B
791	6.006% (3 Month USD Libor + 3.750) 03/26/2026[1]	792
	Project Alpha Intermediate Holding Inc.
	Term Loan B
756	6.560% (1 Month USD Libor + 4.250) 04/26/2024[1]	757
	SolarWinds Holdings Inc.
	Term Loan
1,273	4.984% (1 Month USD Libor + 2.750) 02/05/2024[1]	1,274
	Ultimate Software Group Inc.
	Term Loan B
770	6.080% (3 Month USD Libor + 3.750) 05/03/2026[1]	777
		3,600
SPECIALTY RETAIL—0.2%
	Bass Pro Group LLC
	Term Loan B
868	7.234% (1 Month USD Libor + 5.000) 09/25/2024[1]	824
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
	Diebold Nixdorf Inc.
	Term Loan A
1,200	11.500% (1 Month USD Libor + 9.250) 08/30/2022[1]	1,274
TOTAL BANK LOAN OBLIGATIONS
(Cost $21,826)		21,901

CORPORATE BONDS & NOTES—93.1%
AEROSPACE & DEFENSE—1.8%
	Arconic Inc.
1,500	5.400%—04/15/2021	1,555
272	5.900%—02/01/2027	300
		1,855
	Bombardier Inc.
600	6.000%—10/15/2022[2]	603
1,835	7.875%—04/15/2027[2]	1,863
1,750	8.750%—12/01/2021[2]	1,914
		4,380
	TransDigm Inc.
500	6.250%—03/15/2026[2]	525
1,045	6.500%—07/15/2024	1,078
		1,603
	TransDigm UK Holdings plc
1,480	6.875%—05/15/2026	1,513
		9,351

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AIR FREIGHT & LOGISTICS—0.8%
	XPO Logistics Inc.
$1,260	6.125%—09/01/2023[2]	$1,300
1,600	6.500%—06/15/2022[2]	1,629
1,000	6.750%—08/15/2024[2]	1,069
		3,998
AUTO COMPONENTS—1.1%
	Adient Global Holdings Ltd.
1,120	4.875%—08/15/2026[2]	862
	Adient US LLC
670	7.000%—05/15/2026[2]	680
	American Axle & Manufacturing Inc.
1,100	6.625%—10/15/2022	1,117
	Delphi Jersey Holdings plc
730	5.000%—10/01/2025[2]	648
	IHO Verwaltungs GMBH
625	6.000%—05/15/2027[2]	625
875	6.375%—05/15/2029[2]	864
		1,489
	Tenneco Inc.
960	5.000%—07/15/2026	749
		5,545
AUTOMOBILES—0.3%
	Jaguar Land Rover Automotive plc
750	4.500%—10/01/2027[2]	600
	Tesla Inc.
1,310	5.300%—08/15/2025[2]	1,150
		1,750
BANKS—0.4%
	CIT Group Inc.
1,155	5.250%—03/07/2025	1,269
725	6.125%—03/09/2028	837
		2,106
BEVERAGES—0.4%
	Cott Holdings Inc.
2,000	5.500%—04/01/2025[2]	2,057
BIOTECHNOLOGY—0.3%
	Avantor Inc.
1,350	6.000%—10/01/2024[2]	1,448
BUILDING PRODUCTS—1.8%
	Griffon Corp.
1,480	5.250%—03/01/2022	1,480
	New Enterprise Stone & Lime Co. Inc.
1,500	6.250%—03/15/2026[2]	1,539
	Norbord Inc.
650	5.750%—07/15/2027[2]	658
	Standard Industries Inc.
1,982	4.750%—01/15/2028[2]	1,966
1,500	5.500%—02/15/2023[2]	1,536
		3,502
	Summit Materials LLC / Summit Materials Finance Corp.
1,400	6.125%—07/15/2023	1,425
300	6.500%—03/15/2027[2]	318
		1,743
		8,922
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—0.2%
	Refinitiv US Holdings Inc.
$1,000	6.250%—05/15/2026[2]	$1,077
CHEMICALS—1.8%
	Blue Cube Spinco LLC
975	9.750%—10/15/2023	1,075
	GCP Applied Technologies Inc.
645	5.500%—04/15/2026[2]	665
	NOVA Chemicals Corp.
750	4.875%—06/01/2024[2]	776
1,000	5.250%—08/01/2023[2]	1,021
		1,797
	OCI NV
600	6.625%—04/15/2023[2]	627
	Olin Corp.
1,160	5.625%—08/01/2029	1,193
	PQ Corp.
1,500	6.750%—11/15/2022[2]	1,556
	Trinseo LLC
1,000	5.375%—09/01/2025[2]	951
	Tronox Inc.
1,250	6.500%—04/15/2026[2]	1,202
		9,066
COMMERCIAL SERVICES & SUPPLIES—4.0%
	Advanced Disposal Services Inc.
500	5.625%—11/15/2024[2]	527
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
1,315	6.625%—07/15/2026[2]	1,378
1,535	9.750%—07/15/2027[2]	1,606
		2,984
	Brink's Co.
515	4.625%—10/15/2027[2]	525
	Clean Harbors Inc.
795	4.875%—07/15/2027[2]	822
485	5.125%—07/15/2029[2]	512
		1,334
	Covanta Holding Corp.
970	5.875%—07/01/2025	1,010
	Exela Intermediate LLC / Exela Finance Inc.
1,557	10.000%—07/15/2023[2]	1,281
	GFL Environmental Inc.
415	5.375%—03/01/2023[2]	423
750	7.000%—06/01/2026[2]	776
2,325	8.500%—05/01/2027[2]	2,552
		3,751
	GW Honos Security Corp.
1,321	8.750%—05/15/2025[2]	1,357
	IAA Inc.
485	5.500%—06/15/2027[2]	508
	LABL Escrow Issuer LLC
820	6.750%—07/15/2026[2]	838
	Matthews International Corp.
530	5.250%—12/01/2025[2]	523
	NuStar Logistics LP
330	6.000%—06/01/2026	349
1,650	6.750%—02/01/2021	1,733
		2,082

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	RR Donnelley & Sons Co.
$506	6.000%—04/01/2024	$499
	Stericycle Inc.
835	5.375%—07/15/2024[2]	876
	Waste Pro USA Inc.
533	5.500%—02/15/2026[2]	548
	Williams Scotsman International Inc.
555	6.875%—08/15/2023[2]	583
1,000	7.875%—12/15/2022[2]	1,050
		1,633
		20,276
COMMUNICATIONS EQUIPMENT—2.3%
	CommScope Inc.
1,058	5.000%—06/15/2021[2]	1,062
700	6.000%—03/01/2026[2]	711
400	8.250%—03/01/2027[2]	396
		2,169
	CommScope Technologies LLC
30	5.000%—03/15/2027[2]	25
	Hughes Satellite Systems Corp.
1,540	6.625%—08/01/2026	1,665
3,000	7.625%—06/15/2021	3,228
		4,893
	Telesat Canada
1,500	8.875%—11/15/2024[2]	1,624
	Viasat Inc.
2,995	5.625%—09/15/2025[2]	2,995
		11,706
CONSUMER FINANCE—2.1%
	Ally Financial Inc.
985	5.750%—11/20/2025	1,103
875	8.000%—11/01/2031	1,172
		2,275
	Navient Corp.
750	5.000%—10/26/2020	767
	Navient Corp. MTN[3]
1,100	5.500%—01/25/2023	1,142
2,000	7.250%—01/25/2022	2,183
		3,325
	Springleaf Finance Corp.
500	5.625%—03/15/2023	535
685	6.125%—03/15/2024	744
260	6.625%—01/15/2028	281
650	6.875%—03/15/2025	729
1,675	7.750%—10/01/2021	1,836
		4,125
		10,492
CONTAINERS & PACKAGING—2.6%
	ARD Finance SA
1,250	7.125%—09/15/2023	1,294
	Ardagh Packaging Finance plc
800	6.000%—02/15/2025[2]	828
	Berry Global Inc.
1,130	4.875%—07/15/2026[2]	1,178
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
$590	5.625%—07/15/2027[2]	$621
1,000	6.000%—10/15/2022	1,021
		2,820
	Cascades Inc.
1,000	5.500%—07/15/2022[2]	1,015
	Flex Acquisition Co. Inc.
750	6.875%—01/15/2025[2]	669
	Mauser Packaging Solutions Holding Co.
565	5.500%—04/15/2024[2]	566
785	7.250%—04/15/2025[2]	747
		1,313
	Reynolds Group Issuer Inc.
750	5.125%—07/15/2023[2]	765
2,180	5.750%—10/15/2020	2,191
500	7.000%—07/15/2024[2]	517
		3,473
	Trivium Packaging Finance BV
1,275	5.500%—08/15/2026[2]	1,318
485	8.500%—08/15/2027[2]	512
		1,830
		13,242
DIVERSIFIED CONSUMER SERVICES—0.4%
	Frontdoor Inc.
960	6.750%—08/15/2026[2]	1,025
	Service Corp. International
165	4.625%—12/15/2027	169
935	5.125%—06/01/2029	989
		1,158
		2,183
DIVERSIFIED FINANCIAL SERVICES—1.4%
	Avolon Holdings Funding Ltd.
500	5.250%—05/15/2024[2]	538
	Compass Group Diversified Holdings LLC
750	8.000%—05/01/2026[2]	788
	DAE Funding LLC
470	4.000%—08/01/2020[2]	474
1,000	5.000%—08/01/2024[2]	1,056
1,000	5.750%—11/15/2023[2]	1,054
		2,584
	Fidelity & Guaranty Life Holdings Inc.
1,000	5.500%—05/01/2025[2]	1,050
	Park Aerospace Holdings Ltd.
615	5.250%—08/15/2022[2]	651
	Virtu Financial Inc.
1,600	6.750%—06/15/2022[2]	1,648
		7,259
DIVERSIFIED TELECOMMUNICATION SERVICES—4.1%
	Altice Financing SA
1,622	6.625%—02/15/2023[2]	1,677
1,012	7.500%—05/15/2026[2]	1,062
		2,739
	Altice Luxembourg SA
200	7.625%—02/15/2025[2]	196
329	7.750%—05/15/2022[2]	337
		533

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	CenturyLink Inc.
$2,150	5.800%—03/15/2022	$2,247
1,000	6.450%—06/15/2021	1,051
100	6.750%—12/01/2023	108
655	6.875%—01/15/2028	663
		4,069
	GCI LLC
2,040	6.625%—06/15/2024[2]	2,178
	Inmarsat Finance plc
2,000	4.875%—05/15/2022[2]	2,026
	Intelsat Connect Finance SA
800	9.500%—02/15/2023[2]	722
	Intelsat Jackson Holdings SA
750	5.500%—08/01/2023	695
1,750	8.500%—10/15/2024[2]	1,754
		2,449
	Level 3 Communications Inc.
1,925	5.750%—12/01/2022	1,944
	Level 3 Financing Inc.
500	5.375%—08/15/2022	504
	Telecom Italia Capital SA
625	6.000%—09/30/2034	638
545	6.375%—11/15/2033	575
		1,213
	Wind Tre SpA
1,035	5.000%—01/20/2026[2]	1,030
	Zayo Group LLC
1,250	5.750%—01/15/2027[2]	1,272
		20,679
ELECTRIC UTILITIES—1.2%
	Talen Energy Supply LLC
545	6.625%—01/15/2028[2]	527
940	7.250%—05/15/2027[2]	930
		1,457
	Vistra Operations Co. LLC
1,050	4.300%—07/15/2029[2]	1,057
2,211	5.000%—07/31/2027[2]	2,269
1,000	5.625%—02/15/2027[2]	1,059
		4,385
		5,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
	Anixter Inc.
1,075	5.500%—03/01/2023	1,153
ENERGY EQUIPMENT & SERVICES—1.8%
	Archrock Partners LP / Archrock Partners Finance Corp.
760	6.875%—04/01/2027[2]	804
	ENSCO plc
400	7.750%—02/01/2026	294
	Ensign Drilling Inc.
1,235	9.250%—04/15/2024[2]	1,210
	Nabors Industries Inc.
1,860	5.750%—02/01/2025	1,623
	Pride International LLC
1,000	7.875%—08/15/2040	680
	Transocean Guardian Ltd.
31	5.875%—01/15/2024[2]	32
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Transocean Inc.
$500	6.800%—03/15/2038	$365
1,160	7.250%—11/01/2025[2]	1,095
588	7.500%—01/15/2026[2]	555
		2,015
	Transocean Poseidon Ltd.
500	6.875%—02/01/2027[2]	535
	Unit Corp.
1,285	6.625%—05/15/2021	1,154
	USA Compression Partners LP / USA Compression Finance Corp.
680	6.875%—09/01/2027[2]	711
		9,058
ENTERTAINMENT—2.4%
	AMC Entertainment Holdings Inc.
1,125	5.750%—06/15/2025	1,067
277	5.875%—11/15/2026	252
		1,319
	Cinemark USA Inc.
1,400	5.125%—12/15/2022	1,426
	Diamond Sports Group LLC / Diamond Sports Finance Co.
2,174	5.375%—08/15/2026[2]	2,215
1,417	6.625%—08/15/2027[2]	1,456
		3,671
	Lions Gate Capital Holdings LLC
2,825	6.375%—02/01/2024[2]	2,970
	Meredith Corp.
1,500	6.875%—02/01/2026	1,594
	NetFlix Inc.
350	5.500%—02/15/2022	372
600	6.375%—05/15/2029[2]	673
		1,045
		12,025
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
	Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco Ll
745	5.750%—05/15/2026[2]	772
	CoreCivic Inc.
1,500	4.750%—10/15/2027	1,307
	CyrusOne LP
1,000	5.000%—03/15/2024	1,031
	Equinix Inc.
1,000	5.375%—01/01/2022	1,027
	GEO Group Inc.
1,400	5.875%—01/15/2022	1,342
	GLP Capital LP
850	5.750%—06/01/2028	955
	Iron Mountain Inc.
850	4.875%—09/15/2027[2]	848
750	5.250%—03/15/2028[2]	758
500	5.750%—08/15/2024	505
1,750	6.000%—08/15/2023	1,788
		3,899
	Kennedy-Wilson Inc.
1,500	5.875%—04/01/2024	1,539

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Ladder Capital Finance Corp.
$850	5.250%—10/01/2025[2]	$873
460	5.875%—08/01/2021[2]	467
		1,340
	MPT Operating Partnership LP / MPT Finance Corp.
1,265	4.625%—08/01/2029	1,282
1,270	5.000%—10/15/2027	1,315
2,500	6.375%—03/01/2024	2,628
		5,225
	QualityTech LP
314	4.750%—11/15/2025[2]	317
	RHP Hotel Properties LP
2,000	5.000%—04/15/2021-04/15/2023	2,019
	Sabra Health Care LP
580	5.125%—08/15/2026	608
	SBA Communications Corp.
1,745	4.000%—10/01/2022	1,775
		23,156
FOOD & STAPLES RETAILING—0.5%
	Albertsons Companies LLC
675	5.750%—03/15/2025	692
620	6.625%—06/15/2024	650
630	7.500%—03/15/2026[2]	697
		2,039
	Ingles Markets Inc.
540	5.750%—06/15/2023	552
		2,591
FOOD PRODUCTS—1.0%
	Darling Ingredients Inc.
1,290	5.250%—04/15/2027[2]	1,345
	Dean Foods Co.
775	6.500%—03/15/2023[2]	434
	Post Holdings Inc.
2,215	5.500%—03/01/2025-12/15/2029[2]	2,292
370	5.750%—03/01/2027[2]	385
		2,677
	TreeHouse Foods Inc.
437	4.875%—03/15/2022	441
		4,897
GAS UTILITIES—0.8%
	AmeriGas Partners LP
500	5.750%—05/20/2027	528
	DCP Midstream Operating LP
690	5.125%—05/15/2029	711
500	6.750%—09/15/2037[2]	536
		1,247
	Ferrellgas LP
810	6.500%—05/01/2021	717
	Suburban Propane Partners LP
1,600	5.875%—03/01/2027	1,624
		4,116
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Hologic Inc.
1,000	4.375%—10/15/2025[2]	1,009
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Teleflex Inc.
$1,000	4.625%—11/15/2027	$1,042
		2,051
HEALTH CARE PROVIDERS & SERVICES—5.1%
	Acadia Healthcare Co. Inc.
794	5.125%—07/01/2022	797
815	5.625%—02/15/2023	825
		1,622
	AHP Health Partners Inc.
1,061	9.750%—07/15/2026[2]	1,149
	BCPE Cycle Merger Sub II Inc.
505	10.625%—07/15/2027[2]	500
	Centene Corp.
2,000	5.625%—02/15/2021	2,031
1,614	6.125%—02/15/2024	1,693
		3,724
	DaVita Inc.
1,230	5.125%—07/15/2024	1,238
1,500	5.750%—08/15/2022	1,519
		2,757
	HCA Inc.
950	5.375%—02/01/2025-09/01/2026	1,030
300	5.625%—09/01/2028	332
1,750	5.875%—05/01/2023-02/01/2029	1,939
		3,301
	Molina Healthcare Inc.
1,046	4.875%—06/15/2025[2]	1,058
2,000	5.375%—11/15/2022	2,100
		3,158
	MPH Acquisition Holdings LLC
1,757	7.125%—06/01/2024[2]	1,713
	Polaris Intermediate Corp.
345	8.500%—12/01/2022[2]	322
	RegionalCare Hospital Partners Holdings Inc.
1,000	8.250%—05/01/2023[2]	1,065
	Tenet Healthcare Corp.
4,283	4.375%—10/01/2021	4,385
861	4.500%—04/01/2021	879
		5,264
	Vizient Inc.
370	6.250%—05/15/2027[2]	394
	West Street Merger Sub Inc.
1,060	6.375%—09/01/2025[2]	978
		25,947
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
1,000	5.750%—03/01/2025[2]	1,006
HOTELS, RESTAURANTS & LEISURE—4.2%
	Brinker International Inc.
1,500	3.875%—05/15/2023	1,500
	Cedar Fair LP
525	5.250%—07/15/2029[2]	545
	ESH Hospitality Inc.
1,500	5.250%—05/01/2025[2]	1,547

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Hilton Domestic Operating Co. Inc.
$2,465	4.875%—01/15/2030[2]	$2,539
884	5.125%—05/01/2026	921
		3,460
	International Game Technology plc
1,000	6.250%—02/15/2022[2]	1,057
	IRB Holding Corp.
980	6.750%—02/15/2026[2]	978
	Landry's Inc.
575	6.750%—10/15/2024[2]	593
	Marriott Ownership Resorts Inc. / ILG LLC
1,300	6.500%—09/15/2026	1,401
	MGM Growth Properties Operating Partnership LP / MGP Finance Co. Issuer Inc.
97	4.500%—01/15/2028	97
	MGM Resorts International
1,500	7.750%—03/15/2022	1,680
	New Red Finance Inc.
1,250	4.625%—01/15/2022[2]	1,254
1,000	5.000%—10/15/2025[2]	1,023
		2,277
	Scientific Games International Inc.
630	5.000%—10/15/2025[2]	646
600	8.250%—03/15/2026[2]	643
		1,289
	Stars Group Holdings BV / Stars Group US Co. Borrower LLC
1,550	7.000%—07/15/2026[2]	1,637
	VICI Properties Inc.
2,100	8.000%—10/15/2023	2,307
	Viking Cruises Ltd.
621	5.875%—09/15/2027[2]	644
	VOC Escrow Ltd.
450	5.000%—02/15/2028[2]	461
		21,473
HOUSEHOLD DURABLES—1.0%
	Lennar Corp.
1,345	4.750%—04/01/2021-11/29/2027	1,404
1,000	4.875%—12/15/2023	1,056
475	5.250%—06/01/2026	507
		2,967
	M/I Homes Inc.
800	5.625%—08/01/2025	816
	PulteGroup Inc.
450	5.000%—01/15/2027	476
	Toll Brothers Finance Corp.
190	4.350%—02/15/2028	193
	Tri Pointe Group Inc.
650	4.875%—07/01/2021	666
		5,118
HOUSEHOLD PRODUCTS—1.1%
	First Quality Finance Co. Inc.
2,500	4.625%—05/15/2021[2]	2,503
	Prestige Brands Inc.
1,750	5.375%—12/15/2021[2]	1,761
400	6.375%—03/01/2024[2]	417
		2,178
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOUSEHOLD PRODUCTS—Continued
	Spectrum Brands Inc.
$878	6.625%—11/15/2022	$898
		5,579
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.3%
	AES Corp.
1,065	4.000%—03/15/2021	1,084
500	5.500%—04/15/2025	520
300	6.000%—05/15/2026	321
		1,925
	Calpine Corp.
505	5.250%—06/01/2026[2]	512
500	5.500%—02/01/2024	502
455	5.750%—01/15/2025	456
		1,470
	NRG Energy Inc.
760	5.250%—06/15/2029[2]	802
1,106	7.250%—05/15/2026	1,198
		2,000
	Terraform Power Operating LLC
583	4.250%—01/31/2023[2]	587
600	5.000%—01/31/2028[2]	611
		1,198
		6,593
INDUSTRIAL CONGLOMERATES—0.5%
	EG Global Finance plc
1,560	6.750%—02/07/2025[2]	1,572
	Gates Global LLC
800	6.000%—07/15/2022[2]	802
		2,374
INSURANCE—0.3%
	Acrisure LLC / Acrisure Finance Inc.
500	8.125%—02/15/2024[2]	536
	GTCR AP Finance Inc.
965	8.000%—05/15/2027[2]	989
		1,525
INTERACTIVE MEDIA & SERVICES—0.2%
	Match Group Inc.
1,000	6.375%—06/01/2024	1,055
IT SERVICES—0.9%
	First Data Corp.
1,371	5.750%—01/15/2024[2]	1,413
	Sabre GLBL Inc.
361	5.250%—11/15/2023[2]	372
	WEX Inc.
3,000	4.750%—02/01/2023[2]	3,023
		4,808
LEISURE PRODUCTS—0.3%
	NCL Corp. Ltd.
500	4.750%—12/15/2021[2]	509
	Wyndham Destinations Inc.
305	3.900%—03/01/2023	310

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
LEISURE PRODUCTS—Continued
$390	5.400%—04/01/2024	$412
400	5.750%—04/01/2027	427
		1,149
		1,658
LIFE SCIENCES TOOLS & SERVICES—1.5%
	Eagle Holding Co. II LLC
2,235	7.750%—05/15/2022[2]	2,260
	inVentiv Group Holdings Inc.
1,086	7.500%—10/01/2024[2]	1,134
	IQVIA Inc.
1,250	4.875%—05/15/2023[2]	1,280
1,280	5.000%—05/15/2027[2]	1,337
		2,617
	Jaguar Holding Co. II
1,300	6.375%—08/01/2023[2]	1,350
		7,361
MACHINERY—0.3%
	Allison Transmission Inc.
200	5.875%—06/01/2029[2]	213
	EnPro Industries Inc.
1,000	5.750%—10/15/2026	1,035
	Terex Corp.
466	5.625%—02/01/2025[2]	465
		1,713
MEDIA—11.8%
	Altice France SA
1,239	6.250%—05/15/2024[2]	1,284
1,326	7.375%—05/01/2026[2]	1,406
297	8.125%—02/01/2027[2]	324
		3,014
	AMC Networks Inc.
1,240	4.750%—08/01/2025	1,267
500	5.000%—04/01/2024	514
		1,781
	Block Communications Inc.
2,050	6.875%—02/15/2025[2]	2,152
	C&W Senior Financing Designated Activity Company
1,170	7.500%—10/15/2026[2]	1,252
	CBS Radio Inc.
1,000	7.250%—11/01/2024[2]	1,052
	CCO Holdings LLC
650	5.000%—02/01/2028[2]	669
1,350	5.250%—03/15/2021-09/30/2022	1,364
1,900	5.375%—06/01/2029[2]	1,973
		4,006
	CSC Holdings LLC
2,000	5.125%—12/15/2021[2]	2,005
505	5.375%—02/01/2028[2]	528
2,000	5.750%—01/15/2030[2]	2,038
495	6.625%—10/15/2025[2]	527
1,000	7.750%—07/15/2025[2]	1,077
3,000	10.875%—10/15/2025[2]	3,423
		9,598
	Cumulus Media New Holdings Inc.
630	6.750%—07/01/2026[2]	645
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	DISH DBS Corp.
$400	5.875%—11/15/2024	$372
3,250	7.750%—07/01/2026	3,177
		3,549
	Entercom Media Corp.
600	6.500%—05/01/2027[2]	636
	EW Scripps Co.
1,850	5.125%—05/15/2025[2]	1,849
	Graham Holdings Co.
945	5.750%—06/01/2026[2]	1,009
	Gray Television Inc.
600	7.000%—05/15/2027[2]	658
	iHeartCommunications Inc.
770	8.375%—05/01/2027	814
	Lamar Media Corp.
500	5.000%—05/01/2023	510
	MDC Partners Inc.
250	6.500%—05/01/2024[2]	227
	Mediacom Broadband LLC
150	5.500%—04/15/2021	151
	Nexstar Broadcasting Inc.
300	5.875%—11/15/2022	308
	Nexstar Escrow Inc.
1,030	5.625%—07/15/2027[2]	1,070
	Outfront Media Capital LLC
1,400	5.875%—03/15/2025	1,445
	Outfront Media Capital LLC / Outfront Media Capital Corp.
370	5.000%—08/15/2027[2]	376
	Quebecor Media Inc.
600	5.750%—01/15/2023	642
	Radiate HoldCo LLC
1,000	6.625%—02/15/2025[2]	993
310	6.875%—02/15/2023[2]	316
		1,309
	Sable International Finance Ltd.
250	5.750%—09/07/2027[2]	257
200	6.875%—08/01/2022[2]	207
		464
	Scripps Escrow Inc.
550	5.875%—07/15/2027[2]	557
	Sinclair Television Group Inc.
2,000	6.125%—10/01/2022	2,040
	Sirius XM Radio Inc.
1,408	4.625%—07/15/2024[2]	1,453
500	5.000%—08/01/2027[2]	517
2,000	5.500%—07/01/2029[2]	2,092
		4,062
	TEGNA Inc.
2,525	6.375%—10/15/2023	2,598
	Telenet Finance Luxembourg Notes Sarl
1,000	5.500%—03/01/2028[2]	1,017
	Tribune Media Co.
2,750	5.875%—07/15/2022	2,809
	Univision Communications Inc.
1,370	5.125%—02/15/2025[2]	1,336
	UPCB Finance IV Ltd.
1,800	5.375%—01/15/2025[2]	1,854
	Virgin Media Finance plc
800	6.000%—10/15/2024[2]	834

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Virgin Media Secured Finance plc
$2,455	5.500%—05/15/2029[2]	$2,521
	Ziggo Bond Finance BV
750	5.875%—01/15/2025[2]	772
1,000	6.000%—01/15/2027[2]	1,019
		1,791
		59,936
METALS & MINING—2.6%
	Alcoa Nederland Holding BV
1,540	6.125%—05/15/2028[2]	1,617
	Alliance Resource Operating Partners
500	7.500%—05/01/2025[2]	516
	Commercial Metals Co.
770	5.375%—07/15/2027	776
	Constellium NV
400	5.750%—05/15/2024[2]	413
750	6.625%—03/01/2025[2]	787
		1,200
	FMG Resources August 2006 Pty Ltd.
1,365	4.750%—05/15/2022[2]	1,398
600	5.125%—03/15/2023[2]	626
		2,024
	Freeport-McMoRan Inc.
880	3.550%—03/01/2022	884
513	5.400%—11/14/2034	498
885	5.450%—03/15/2043	824
234	6.875%—02/15/2023	247
		2,453
	Grinding Media Inc.
1,000	7.375%—12/15/2023[2]	962
	Novelis Corp.
155	5.875%—09/30/2026[2]	161
1,490	6.250%—08/15/2024[2]	1,565
		1,726
	Steel Dynamics Inc.
1,800	5.125%—10/01/2021	1,807
		13,081
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	Starwood Property Trust Inc.
900	3.625%—02/01/2021	907
2,000	5.000%—12/15/2021	2,070
		2,977
OIL, GAS & CONSUMABLE FUELS—9.2%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,370	5.750%—03/01/2027-01/15/2028[2]	1,287
	Ascent Resources Utica Holdings LLC / Aru Finance Corp.
1,300	7.000%—11/01/2026[2]	1,043
	Baytex Energy Corp.
1,200	5.625%—06/01/2024[2]	1,152
	Blue Racer Midstream LLC
800	6.125%—11/15/2022[2]	805
	Buckeye Partners LP
220	3.950%—12/01/2026	196
	Callon Petroleum Co.
1,080	6.375%—07/01/2026	1,058
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Centennial Resource Production LLC
$132	5.375%—01/15/2026[2]	$123
562	6.875%—04/01/2027[2]	551
		674
	Cheniere Energy Partners LP
750	5.250%—10/01/2025	780
750	5.625%—10/01/2026	795
		1,575
	Chesapeake Energy Corp.
1,500	8.000%—06/15/2027	1,208
	CNX Midstream Partners LP
1,190	6.500%—03/15/2026[2]	1,139
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
870	5.625%—05/01/2027[2]	864
	Crownrock Finance Inc.
1,405	5.625%—10/15/2025[2]	1,389
	EnLink Midstream LLC
1,071	5.375%—06/01/2029	1,107
	EnLink Midstream Partners LP
450	4.850%—07/15/2026	458
	Extraction Oil & Gas Inc.
60	5.625%—02/01/2026[2]	45
1,085	7.375%—05/15/2024[2]	887
		932
	Genesis Energy LP
311	5.625%—06/15/2024	307
255	6.000%—05/15/2023	257
1,750	6.750%—08/01/2022	1,787
		2,351
	Global Partners LP
1,450	7.000%—06/15/2023	1,492
	Great Western Petroleum LLC
1,000	9.000%—09/30/2021[2]	870
	Gulfport Energy Corp.
920	6.000%—10/15/2024	713
750	6.375%—01/15/2026	572
		1,285
	Indigo Natural Resources LLC
1,500	6.875%—02/15/2026[2]	1,271
	Jagged Peak Energy LLC
790	5.875%—05/01/2026	754
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
1,635	6.000%—08/01/2026[2]	1,655
	Matador Resources Co.
1,100	5.875%—09/15/2026	1,092
	Murphy Oil Corp.
1,900	5.625%—12/01/2042	1,710
870	7.050%—05/01/2029	944
		2,654
	NGL Energy Partners LP
1,600	7.500%—11/01/2023	1,660
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	579
	Oasis Petroleum Inc.
1,925	6.875%—01/15/2023	1,903

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Parkland Fuel Corp.
$430	5.875%—07/15/2027[2]	$444
1,300	6.000%—04/01/2026[2]	1,347
		1,791
	Parsley Energy LLC / Parsley Finance Corp.
515	5.625%—10/15/2027[2]	534
	PDC Energy Inc.
1,250	5.750%—05/15/2026	1,212
505	6.125%—09/15/2024	500
		1,712
	QEP Resources Inc.
1,689	5.625%—03/01/2026	1,457
	Rockies Express Pipeline LLC
1,455	6.875%—04/15/2040[2]	1,621
	Rose Rock Midstream LP
1,006	5.625%—07/15/2022-11/15/2023	986
	Sanchez Energy Corp.
3,000	7.750%—06/15/2021	195
	SM Energy Co.
262	6.125%—11/15/2022	257
	SRC Energy Inc.
1,085	6.250%—12/01/2025	949
	Summit Midstream Holdings LLC
780	5.750%—04/15/2025	675
	Sunoco LP / Sunoco Finance Corp.
1,000	4.875%—01/15/2023	1,020
	Tallgrass Energy Finance Corp.
785	4.750%—10/01/2023[2]	797
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
406	6.750%—03/15/2024	421
384	6.875%—01/15/2029[2]	425
		846
	Wildhorse Resource Development Corp.
1,360	6.875%—02/01/2025	1,265
		46,558
PHARMACEUTICALS—2.1%
	Bausch Health Cos. Inc.
1,009	5.500%—03/01/2023[2]	1,019
2,420	7.000%—03/15/2024-01/15/2028[2]	2,548
485	7.250%—05/30/2029[2]	505
850	8.500%—01/31/2027[2]	938
		5,010
	Catalent Pharma Solutions Inc.
445	5.000%—07/15/2027[2]	458
	Teva Pharmaceutical Finance Netherlands III BV
1,055	2.200%—07/21/2021	994
	Valeant Pharmaceuticals International Inc.
2,430	5.875%—05/15/2023[2]	2,457
1,750	6.500%—03/15/2022[2]	1,816
		4,273
		10,735
PROFESSIONAL SERVICES—1.0%
	Nielsen Finance LLC.
2,725	5.000%—04/15/2022[2]	2,734
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—Continued
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
$2,080	6.750%—06/01/2025[2]	$2,156
		4,890
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Greystar Real Estate Partners LLC
1,158	5.750%—12/01/2025[2]	1,187
	Newmark Group Inc.
850	6.125%—11/15/2023	912
	Realogy Group LLC
262	5.250%—12/01/2021[2]	254
900	9.375%—04/01/2027[2]	783
		1,037
		3,136
ROAD & RAIL—0.8%
	Avis Budget Car Rental LLC / Avis Budget Finance Inc.
407	5.500%—04/01/2023	415
1,750	5.750%—07/15/2027[2]	1,772
		2,187
	Herc Holdings Inc.
605	5.500%—07/15/2027[2]	607
	Hertz Corp.
1,110	7.125%—08/01/2026[2]	1,136
		3,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Advanced Micro Devices Inc.
1,250	7.000%—07/01/2024	1,305
SOFTWARE—1.3%
	CDK Global Inc.
454	4.875%—06/01/2027	472
213	5.000%—10/15/2024	226
495	5.250%—05/15/2029[2]	514
		1,212
	Informatica LLC
1,500	7.125%—07/15/2023[2]	1,532
	Nuance Communications Inc.
1,350	6.000%—07/01/2024	1,406
	Open Text Corp.
1,795	5.625%—01/15/2023[2]	1,844
	Symantec Corp.
494	5.000%—04/15/2025[2]	504
		6,498
SPECIALTY RETAIL—1.0%
	Asbury Automotive Group Inc.
725	6.000%—12/15/2024	756
	L Brands Inc.
500	5.625%—02/15/2022	527
915	6.875%—11/01/2035	819
464	7.500%—06/15/2029	467
		1,813
	Michaels Stores Inc.
740	8.000%—07/15/2027[2]	719
	Party City Holdings Inc.
750	6.625%—08/01/2026[2]	724

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Penske Automotive Group Inc.
$1,000	5.750%—10/01/2022	$1,013
		5,025
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
	Dell International LLC / EMC Corp.
1,025	5.300%—10/01/2029[2]	1,091
2,000	5.875%—06/15/2021[2]	2,035
3,998	7.125%—06/15/2024[2]	4,228
		7,354
	NCR Corp.
2,500	5.875%—12/15/2021	2,527
		9,881
TEXTILES, APPAREL & LUXURY GOODS—0.2%
	William Carter Co.
925	5.625%—03/15/2027[2]	974
THRIFTS & MORTGAGE FINANCE—1.3%
	Nationstar Mortgage Holdings Inc.
1,415	8.125%—07/15/2023[2]	1,473
	Nationstar Mortgage LLC
3,750	6.500%—07/01/2021	3,749
	Quicken Loans Inc.
360	5.250%—01/15/2028[2]	366
750	5.750%—05/01/2025[2]	778
		1,144
		6,366
TRADING COMPANIES & DISTRIBUTORS—0.4%
	United Rentals North America Inc.
1,735	6.500%—12/15/2026	1,882
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—2.4%
	Sprint Capital Corp.
$1,288	6.875%—11/15/2028	$1,420
634	8.750%—03/15/2032	790
		2,210
	Sprint Communications Inc.
2,400	6.000%—11/15/2022	2,556
	Sprint Corp.
70	7.125%—06/15/2024	77
810	7.250%—09/15/2021	872
1,300	7.625%—02/15/2025-03/01/2026	1,451
		2,400
	T-Mobile USA Inc.
600	4.000%—04/15/2022	612
1,380	4.750%—02/01/2028	1,423
1,050	6.000%—03/01/2023-04/15/2024	1,079
850	6.375%—03/01/2025	883
750	6.500%—01/15/2024	779
		4,776
		11,942
TOTAL CORPORATE BONDS & NOTES
(Cost $466,417)		471,372
TOTAL INVESTMENTS—97.4%
(Cost $488,243)		493,273
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		13,029
TOTAL NET ASSETS—100.0%		$506,302

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

1	Variable rate security; the stated rate represents the rate in effect at July 31, 2019. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $265,482 or 52% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—0.1%
(Cost $112)
Principal Amount		Value
AIRLINES—0.1%
	US Airways 2012-2 Class B Pass-Through Trust
	Series 2012-2 Cl. B
$105	6.750%—06/03/2021	$111

COMMON STOCKS—0.0%
(Cost $5)
Shares
OIL, GAS & CONSUMABLE FUELS—0.0%
305	Jones Energy II Inc.	4[x]

CORPORATE BONDS & NOTES—97.3%
Principal Amount
AEROSPACE & DEFENSE—3.0%
	Arconic Inc.
$350	5.125%—10/01/2024	373
	BBA US Holdings Inc.
500	5.375%—05/01/2026[1]	524
	Bombardier Inc.
600	7.500%—12/01/2024-03/15/2025[1]	616
	TransDigm Inc.
100	6.250%—03/15/2026[1]	105
400	6.500%—07/15/2024	413
		518
	TransDigm UK Holdings plc
200	6.875%—05/15/2026	205
		2,236
AIR FREIGHT & LOGISTICS—0.4%
	XPO Logistics Inc.
100	6.125%—09/01/2023[1]	103
150	6.750%—08/15/2024[1]	160
		263
AUTO COMPONENTS—1.3%
	KGA Escrow LLC
550	7.500%—08/15/2023[1]	576
	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
275	6.250%—05/15/2026[1]	285
100	8.500%—05/15/2027[1]	102
		387
		963
AUTOMOBILES—0.5%
	Fiat Chrysler Automobiles NV
175	5.250%—04/15/2023	184
	McLaren Finance plc
200	5.750%—08/01/2022[1]	189
		373
BANKS—1.3%
	CIT Group Inc.
200	5.250%—03/07/2025	220
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Intesa Sanpaolo SpA MTN[2]
$200	5.017%—06/26/2024[1]	$203
	Oxford Finance LLC
500	6.375%—12/15/2022[1]	516
		939
BEVERAGES—0.7%
	Cott Holdings Inc.
500	5.500%—04/01/2025[1]	514
BUILDING PRODUCTS—0.8%
	Builders FirstSource Inc.
300	6.750%—06/01/2027[1]	317
	Standard Industries Inc.
250	5.375%—11/15/2024[1]	257
		574
CAPITAL MARKETS—0.8%
	LPL Holdings Inc.
400	5.750%—09/15/2025[1]	415
	Refinitiv US Holdings Inc.
200	6.250%—05/15/2026[1]	215
		630
CHEMICALS—0.9%
	CF Industries Inc.
250	5.150%—03/15/2034	248
	INEOS Group Holdings SA
175	5.625%—08/01/2024[1]	175
	NOVA Chemicals Corp.
125	4.875%—06/01/2024[1]	129
	Olin Corp.
150	5.125%—09/15/2027	152
		704
COMMERCIAL SERVICES & SUPPLIES—1.4%
	ADT Security Corp.
100	4.875%—07/15/2032[1]	87
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
200	9.750%—07/15/2027[1]	209
	Prime Security Services Borrower LLC / Prime Finance Inc.
200	5.750%—04/15/2026[1]	209
89	9.250%—05/15/2023[1]	94
		303
	Williams Scotsman International Inc.
200	6.875%—08/15/2023[1]	210
250	7.875%—12/15/2022[1]	263
		473
		1,072
COMMUNICATIONS EQUIPMENT—0.5%
	Plantronics Inc.
400	5.500%—05/31/2023[1]	408
CONSTRUCTION & ENGINEERING—0.3%
	Tutor Perini Corp.
200	6.875%—05/01/2025[1]	197
CONSTRUCTION MATERIALS—0.5%
	Cemex SAB de CV
325	7.750%—04/16/2026[1]	352

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—4.1%
	Ally Financial Inc.
$300	5.125%—09/30/2024	$329
150	5.750%—11/20/2025	168
		497
	Credit Acceptance Corp.
550	6.625%—03/15/2026[1]	595
	Goeasy Ltd.
550	7.875%—11/01/2022[1]	575
	Navient Corp. MTN[2]
600	6.125%—03/25/2024	634
	Springleaf Finance Corp.
150	6.875%—03/15/2025	168
500	7.125%—03/15/2026	562
		730
		3,031
CONTAINERS & PACKAGING—3.7%
	ARD Securities Finance SARL
357	8.750%—01/31/2023[1]	370
	Ardagh Packaging Finance plc
175	5.250%—08/15/2027[1]	175
250	7.250%—05/15/2024[1]	265
		440
	Ball Corp.
100	4.875%—03/15/2026	107
100	5.250%—07/01/2025	109
		216
	Berry Global Inc.
100	4.875%—07/15/2026[1]	104
150	5.625%—07/15/2027[1]	158
		262
	Cascades Inc.
250	5.750%—07/15/2023[1]	255
	Mauser Packaging Solutions Holding Co.
250	5.500%—04/15/2024[1]	251
175	7.250%—04/15/2025[1]	166
		417
	Pactiv LLC
550	7.950%—12/15/2025	602
	Trivium Packaging Finance BV
75	5.500%—08/15/2026[1]	77
125	8.500%—08/15/2027[1]	132
		209
		2,771
DIVERSIFIED CONSUMER SERVICES—0.3%
	Laureate Education Inc.
200	8.250%—05/01/2025[1]	218
DIVERSIFIED FINANCIAL SERVICES—3.3%
	Clearway Energy Operating LLC
200	5.375%—08/15/2024	206
	CommScope Inc.
225	6.000%—03/01/2026[1]	229
	CRC Escrow Issuer LLC
250	5.250%—10/15/2025[1]	250
	Crownrock Finance Inc.
225	5.625%—10/15/2025[1]	222
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Jefferies Finance LLC / JFIN Co. Issuer Corp.
$425	6.250%—06/03/2026[1]	$434
	New Red Finance Inc.
400	5.000%—10/15/2025[1]	409
	Polaris Intermediate Corp.
175	8.500%—12/01/2022[1]	163
	UPCB Finance IV Ltd.
500	5.375%—01/15/2025[1]	515
		2,428
DIVERSIFIED TELECOMMUNICATION SERVICES—6.0%
	Altice Financing SA
250	6.625%—02/15/2023[1]	258
	Altice France SA
100	6.250%—05/15/2024[1]	104
425	7.375%—05/01/2026[1]	450
		554
	Altice Luxembourg SA
150	7.625%—02/15/2025[1]	148
200	7.750%—05/15/2022[1]	205
200	10.500%—05/15/2027[1]	212
		565
	CenturyLink Inc.
250	7.500%—04/01/2024	274
	Frontier Communications Corp.
150	8.000%—04/01/2027[1]	157
175	8.500%—04/01/2026[1]	171
		328
	Hughes Satellite Systems Corp.
550	5.250%—08/01/2026	585
	Qwest Corp.
325	6.875%—09/15/2033	324
	Telecom Italia SpA
375	5.303%—05/30/2024[1]	397
	Videotron Ltd.
350	5.125%—04/15/2027[1]	367
	Virgin Media Secured Finance plc
500	5.500%—08/15/2026[1]	524
	Zayo Group LLC
275	5.750%—01/15/2027[1]	280
		4,456
ELECTRIC UTILITIES—1.7%
	Talen Energy Supply LLC
475	7.250%—05/15/2027[1]	470
	Vistra Operations Co. LLC
750	5.625%—02/15/2027[1]	794
		1,264
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Ingram Micro Inc.
400	5.450%—12/15/2024	412
ENERGY EQUIPMENT & SERVICES—1.3%
	Archrock Partners LP / Archrock Partners Finance Corp.
250	6.875%—04/01/2027[1]	265
	Diamond Offshore Drilling Inc.
250	4.875%—11/01/2043	159
	Ensco plc
175	5.750%—10/01/2044	101

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Oceaneering International Inc.
$175	4.650%—11/15/2024	$169
	USA Compression Partners LP / USA Compression Finance Corp.
150	6.875%—04/01/2026	157
100	6.875%—09/01/2027[1]	104
		261
		955
ENTERTAINMENT—1.0%
	AMC Entertainment Holdings Inc.
150	5.750%—06/15/2025	142
	Netflix Inc.
100	4.875%—04/15/2028	104
475	5.875%—11/15/2028	522
		626
		768
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.3%
	Iron Mountain Inc.
175	5.250%—03/15/2028[1]	177
	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc.
200	5.750%—02/01/2027[1]	216
	MPT Operating Partnership LP
250	5.000%—10/15/2027	259
100	5.250%—08/01/2026	104
		363
	SBA Communications Corp.
200	4.875%—09/01/2024	206
		962
FOOD & STAPLES RETAILING—0.3%
	Albertsons Companies LLC
200	5.750%—03/15/2025	205
FOOD PRODUCTS—1.1%
	JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc.
150	6.500%—04/15/2029[1]	161
	Pilgrim's Pride Corp.
200	5.875%—09/30/2027[1]	211
	Post Holdings Inc.
300	5.000%—08/15/2026[1]	308
150	5.750%—03/01/2027[1]	156
		464
		836
GAS UTILITIES—0.3%
	DCP Midstream Operating LP
250	5.125%—05/15/2029	258
HEALTH CARE PROVIDERS & SERVICES—6.3%
	Centene Corp.
600	4.750%—01/15/2025	614
	Community Health Systems Inc.
225	5.125%—08/01/2021	224
100	6.250%—03/31/2023	96
125	6.875%—02/01/2022	86
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
$175	8.000%—11/15/2019	$173
75	8.625%—01/15/2024[1]	75
		654
	DaVita Inc.
250	5.125%—07/15/2024	252
	Encompass Health Group
292	5.750%—11/01/2024	296
	HCA Inc.
775	5.375%—02/01/2025-09/01/2026	841
	RegionalCare Hospital Partners Holdings Inc.
250	8.250%—05/01/2023[1]	266
	RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc.
125	9.750%—12/01/2026[1]	133
	Select Medical Corp.
400	6.375%—06/01/2021	401
	Tenet Healthcare Corp.
275	6.250%—02/01/2027[1]	285
325	6.750%—06/15/2023	336
275	7.000%—08/01/2025	275
50	8.125%—04/01/2022	53
		949
	Wellcare Health Plans Inc.
250	5.375%—08/15/2026[1]	265
		4,671
HOTELS, RESTAURANTS & LEISURE—5.7%
	Aramark Services Inc.
250	5.000%—02/01/2028[1]	261
	Churchill Downs Inc.
425	5.500%—04/01/2027[1]	446
	Everi Payments Inc.
400	7.500%—12/15/2025[1]	422
	Hilton Domestic Operating Co. Inc.
150	4.875%—01/15/2030[1]	155
150	5.125%—05/01/2026	156
		311
	International Game Technology plc
350	6.500%—02/15/2025[1]	385
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
200	5.250%—06/01/2026[1]	208
	Melco Resorts Finance Ltd.
300	4.875%—06/06/2025[1]	303
	MGM Resorts International
300	5.500%—04/15/2027	319
275	5.750%—06/15/2025	299
		618
	Scientific Games International Inc.
225	8.250%—03/15/2026[1]	242
245	10.000%—12/01/2022	256
		498
	Viking Cruises Ltd.
275	5.875%—09/15/2027[1]	285
75	6.250%—05/15/2025[1]	78
		363

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
$125	5.250%—05/15/2027[1]	$128
275	5.500%—03/01/2025[1]	289
		417
		4,232
HOUSEHOLD DURABLES—2.1%
	Lennar Corp.
400	4.750%—11/29/2027	422
	M/I Homes Inc.
150	5.625%—08/01/2025	153
	PulteGroup Inc.
250	5.500%—03/01/2026	271
	Taylor Morrison Communities Inc.
200	6.625%—05/15/2022	207
	Tempur Sealy International Inc.
500	5.500%—06/15/2026	526
		1,579
HOUSEHOLD PRODUCTS—0.8%
	Energizer Holdings Inc.
200	7.750%—01/15/2027[1]	218
	Kronos Acquisition Holdings Inc.
400	9.000%—08/15/2023[1]	346
		564
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.4%
	AES Corp.
200	5.125%—09/01/2027	212
	Calpine Corp.
350	5.250%—06/01/2026[1]	355
125	5.875%—01/15/2024[1]	128
		483
	NRG Energy Inc.
350	6.625%—01/15/2027	375
		1,070
INDUSTRIAL CONGLOMERATES—0.8%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
550	6.250%—05/15/2026[1]	567
INSURANCE—0.6%
	Acrisure LLC / Acrisure Finance Inc.
300	8.125%—02/15/2024[1]	321
	Hub International Ltd.
150	7.000%—05/01/2026[1]	153
		474
INTERACTIVE MEDIA & SERVICES—0.6%
	Match Group Inc.
450	5.625%—02/15/2029[1]	482
INTERNET SERVICES & INFRASTRUCTURE—1.1%
	EIG Investors Corp.
300	10.875%—02/01/2024	316
	J2 Cloud Services LLC
475	6.000%—07/15/2025[1]	503
		819
IT SERVICES—0.9%
	CommScope Technologies Finance LLC
300	6.000%—06/15/2025[1]	275
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—Continued
	First Data Corp.
$150	5.000%—01/15/2024[1]	$154
250	5.750%—01/15/2024[1]	257
		411
		686
LEISURE PRODUCTS—0.3%
	Mattel Inc.
200	6.750%—12/31/2025[1]	211
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Avantor Inc.
350	9.000%—10/01/2025[1]	389
MACHINERY—0.2%
	Allison Transmission Inc.
175	5.875%—06/01/2029[1]	186
MEDIA—11.4%
	AMC Networks Inc.
500	5.000%—04/01/2024	514
	Block Communications Inc.
750	6.875%—02/15/2025[1]	788
	CCO Holdings LLC
200	5.000%—02/01/2028[1]	206
350	5.375%—05/01/2025-06/01/2029[1]	363
775	5.500%—05/01/2026[1]	811
		1,380
	Clear Channel Worldwide Holdings Inc.
350	6.500%—11/15/2022	359
	CSC Holdings LLC
300	5.375%—02/01/2028[1]	313
675	5.500%—04/15/2027[1]	709
		1,022
	Diamond Sports Group LLC / Diamond Sports Finance Co.
100	5.375%—08/15/2026[1]	102
125	6.625%—08/15/2027[1]	128
		230
	DISH DBS Corp.
175	5.000%—03/15/2023	170
300	5.875%—11/15/2024	279
50	7.750%—07/01/2026	49
		498
	iHeartCommunications Inc.
125	8.375%—05/01/2027	132
	Intelsat Jackson Holdings SA
500	8.500%—10/15/2024[1]	501
125	9.750%—07/15/2025[1]	130
		631
	Lamar Media Corp.
400	5.750%—02/01/2026	423
	Nexstar Broadcasting Inc.
350	5.625%—08/01/2024[1]	365
	Salem Media Group Inc.
525	6.750%—06/01/2024[1]	465
	Sinclair Television Group Inc.
400	5.625%—08/01/2024[1]	412
	Sirius XM Radio Inc.
775	5.000%—08/01/2027[1]	802

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Tegna Inc.
$250	5.500%—09/15/2024[1]	$259
	Univision Communications Inc.
100	5.125%—02/15/2025[1]	98
	Ziggo Secured Finance BV
150	5.500%—01/15/2027[1]	154
		8,532
METALS & MINING—1.7%
	Alcoa Nederland Holding BV
200	6.750%—09/30/2024[1]	210
100	7.000%—09/30/2026[1]	108
		318
	Cleveland-Cliffs Inc.
225	5.875%—06/01/2027[1]	227
	Freeport-McMoRan Inc.
600	4.550%—11/14/2024	617
	Teck Resources Ltd.
125	6.250%—07/15/2041	141
		1,303
OIL, GAS & CONSUMABLE FUELS—10.4%
	Antero Resources Corp.
225	5.125%—12/01/2022	216
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
325	7.000%—11/01/2026[1]	261
225	10.000%—04/01/2022[1]	223
		484
	Berry Petroleum Co. LLC
175	7.000%—02/15/2026[1]	168
	Blue Racer Midstream LLC
125	6.125%—11/15/2022[1]	126
	California Resources Corp.
250	8.000%—12/15/2022[1]	176
	Cheniere Corpus Christi Holdings LLC
400	5.125%—06/30/2027	437
	Cheniere Energy Partners LP
250	5.250%—10/01/2025	260
150	5.625%—10/01/2026	159
		419
	Chesapeake Energy Corp.
300	8.000%—01/15/2025-06/15/2027	250
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
250	5.625%—05/01/2027[1]	248
	DCP Midstream Operating LP
100	5.375%—07/15/2025	106
	Denbury Resources Inc.
150	9.000%—05/15/2021[1]	142
	Energy Transfer Operating LP
275	5.250%—04/15/2029	307
	EnLink Midstream Partners LP
200	4.150%—06/01/2025	198
	Hilcorp Finance Co.
250	5.000%—12/01/2024[1]	241
	Murphy Oil Corp.
500	6.875%—08/15/2024	525
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	368
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Nabors Industries Inc.
$150	5.500%—01/15/2023	$141
	NGL Energy Partners LP / NGL Energy Finance Corp.
125	7.500%—04/15/2026[1]	130
	Oasis Petroleum Inc.
100	6.250%—05/01/2026[1]	95
	Parsley Energy LLC / Parsley Finance Corp.
125	5.625%—10/15/2027[1]	130
	PBF Logistics LP / PBF Logistics Finance Corp.
75	6.875%—05/15/2023	77
	QEP Resources Inc.
125	5.625%—03/01/2026	108
	Range Resources Corp.
200	5.000%—08/15/2022	185
	Rose Rock Midstream LP
400	5.625%—07/15/2022-11/15/2023	392
	Sunoco LP / Sunoco Finance Corp.
600	6.000%—04/15/2027	634
	Tallgrass Energy Finance Corp.
125	5.500%—09/15/2024[1]	127
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
225	5.375%—02/01/2027	235
250	6.500%—07/15/2027[1]	273
		508
	Transocean Inc.
448	7.500%—01/15/2026[1]	423
	W&t Offshore Inc.
150	9.750%—11/01/2023[1]	144
	Whiting Petroleum Corp.
250	6.625%—01/15/2026	237
		7,742
PERSONAL PRODUCTS—0.5%
	HLF Financing SaRL LLC / Herbalife International Inc.
350	7.250%—08/15/2026[1]	348
PHARMACEUTICALS—3.0%
	Bausch Health Cos. Inc.
600	5.750%—08/15/2027[1]	633
100	6.125%—04/15/2025[1]	103
75	7.000%—01/15/2028[1]	77
175	8.500%—01/31/2027[1]	193
325	9.250%—04/01/2026[1]	364
		1,370
	Catalent Pharma Solutions Inc.
125	5.000%—07/15/2027[1]	129
	Endo Finance LLC
325	5.875%—10/15/2024[1]	286
	Mallinckrodt International Finance SA
275	5.625%—10/15/2023[1]	175
	Prestige Brands Inc.
300	6.375%—03/01/2024[1]	313
		2,273
PROFESSIONAL SERVICES—0.5%
	Nielsen Finance LLC.
375	5.000%—04/15/2022[1]	376
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
	Newmark Group Inc.
250	6.125%—11/15/2023	268

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
	Realogy Group LLC
$150	9.375%—04/01/2027[1]	$131
		399
ROAD & RAIL—1.0%
	Hertz Corp.
275	5.500%—10/15/2024[1]	272
375	5.875%—10/15/2020	375
100	7.625%—06/01/2022[1]	104
		751
SOFTWARE—1.2%
	Open Text Corp.
300	5.875%—06/01/2026[1]	321
	Solera LLC
500	10.500%—03/01/2024[1]	538
		859
SPECIALTY RETAIL—0.8%
	Penske Automotive Group Inc.
175	5.500%—05/15/2026	182
	PetSmart Inc.
100	5.875%—06/01/2025[1]	99
100	7.125%—03/15/2023[1]	94
		193
	Staples Inc.
200	7.500%—04/15/2026[1]	205
		580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
	Dell Inc.
400	6.500%—04/15/2038	420
	Dell International LLC / EMC Corp.
250	7.125%—06/15/2024[1]	264
	Xerox Corp.
275	4.125%—03/15/2023	277
		961
TEXTILES, APPAREL & LUXURY GOODS—0.3%
	Hanesbrands Inc.
200	4.625%—05/15/2024[1]	209
50	4.875%—05/15/2026[1]	52
		261
TOBACCO—0.5%
	Vector Group Ltd.
375	6.125%—02/01/2025[1]	357
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—2.0%
	Fortress Transportation & Infrastructure Investors LLC
$350	6.500%—10/01/2025[1]	$364
	H&E Equipment Services Inc.
175	5.625%—09/01/2025	180
	Herc Holdings Inc.
225	5.500%—07/15/2027[1]	226
	United Rentals North America Inc.
225	5.250%—01/15/2030	231
500	5.500%—05/15/2027	523
		754
		1,524
WIRELESS TELECOMMUNICATION SERVICES—3.5%
	C&W Senior Financing Designated Activity Company
200	6.875%—09/15/2027[1]	210
200	7.500%—10/15/2026[1]	214
		424
	Level 3 Financing Inc.
125	5.250%—03/15/2026	130
	Sprint Capital Corp.
100	6.875%—11/15/2028	110
50	8.750%—03/15/2032	63
		173
	Sprint Corp.
725	7.125%—06/15/2024	793
400	7.875%—09/15/2023	445
		1,238
	T-Mobile USA Inc.
625	4.750%—02/01/2028	645
		2,610
TOTAL CORPORATE BONDS & NOTES
(Cost $71,088)		72,595
TOTAL INVESTMENTS—97.4%
(Cost $71,205)		72,710
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		1,917
TOTAL NET ASSETS—100.0%		$74,627

WARRANTS/RIGHTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Jones Energy II Inc.	1,345	$ 31.67	5/17/2024	$ —	$—X

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2019, the investments in Jones Energy II Inc. (as disclosed in the preceeding Portfolio of Investments and Warrants/Rights schedule) were classified as Level 3 and all other investments were classified as level 2.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019 (000s)W
Common Stocks	$—	$5	$—	$—	$—	$(1)	$—	$—	$4
Warrants/Rights	—	—	—	—	—	—	—	—	—
	$—	$5	$—	$—	$—	$(1)	$—	$—	$4
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2019 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Jones Energy II Inc.	$ 4	Market Approach	Broker Quotes	$ 13.75
Financial Derivative Instruments
Warrants/Rights
Jones Energy II Inc.	—	Market Approach	Estimated Recovery Value	$ 0.00
$4
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $44,614 or 60% of net assets.
2	MTN after the name of a security stands for Medium Term Note.
w	The net unrealized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2019 (000s)
	Common Stocks	$(1)
	Warrants/Rights	—
$(1)
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—12.3%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$336	3.600%—03/15/2027[1]	$348
	American Airlines Pass-Through Trust
	Series 2015-1 Cl. A
578	3.375%—05/01/2027	593
99	4.950%—01/15/2023	105
		698
	CNH Equipment Trust
	Series 2018-A Cl. A3
590	3.120%—07/17/2023	597
	Series 2018-B Cl. A3
271	3.190%—11/15/2023	276
		873
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
246	3.629%—11/20/2047[1]	250
254	3.787%—05/20/2049[1]	260
		510
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
298	3.625%—07/30/2027	314
	DLL Securitization Trust
	Series 2017-A Cl. A3
253	2.140%—12/15/2021[1]	253
	Domino's Pizza Master Issuer LLC
	Series 2017-1A Cl. A2I
245	4.021% (3 Month USD Libor + 1.250) 04/25/2022[1,2]	246
	Ford Credit Floorplan Master Owner Trust
	Series 2016-5 Cl. A1
492	1.950%—11/15/2021	491
	GM Financial Automobile Leasing Trust
	Series 2019-1 Cl. A3
437	2.980%—12/20/2021	442
	GMF Floorplan Owner Revolving Trust
	Series 2017-1 Cl. A1
1,194	2.220%—01/18/2022[1]	1,193
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
118	3.014%—03/17/2037[1,3]	116
	MMAF Equipment Finance LLC
	Series 2019-A Cl. A3
334	2.840%—11/13/2023[1]	338
	Progress Residential Trust
	Series 2018-SFR3 Cl. A
433	3.880%—10/17/2035[1]	445
	Store Master Funding I-VII
	Series 2018-1A Cl. A1
204	3.960%—10/20/2048[1]	207
	United Airlines Pass-Through Trust
	Series 2014-1 Cl. A
844	4.000%—04/11/2026	891
	Verizon Owner Trust
	Series 2019-B Cl. A1A
374	2.330%—12/20/2023	375
	Series 2018-A Cl. A1A
501	3.230%—04/20/2023	509
		884
	Wendy's Funding LLC
	Series 2019-1A Cl. A2I
178	3.783%—06/15/2049[1]	179
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Wheels SPV LLC
	Series 2017-1A Cl. A2
$172	3.060%—04/20/2027[1]	$173
	World Omni Auto Receivables Trust
	Series 2017-B Cl. A3
500	1.950%—02/15/2023	499
	Series 2019-A Cl. A3
273	3.040%—05/15/2024	278
	Series 2018-D Cl. A3
750	3.330%—04/15/2024	767
		1,544
TOTAL ASSET-BACKED SECURITIES
(Cost $9,939)		10,145

COLLATERALIZED MORTGAGE OBLIGATIONS—8.2%
	BANK 2019-BNK16
	Series 2019-BN16 Cl. ASB
651	3.898%—02/15/2052	706
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
224	3.147%—02/10/2047	224
	Series 2014-CR21 Cl. A3
260	3.528%—12/10/2047	272
		496
	Flagstar Mortgage Trust
	Series 2018-1 Cl. A5
204	3.500%—03/25/2048[1,2]	207
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
400	3.377%—05/10/2045	406
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
741	2.816%—11/15/2048	742
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	657
	Series 2012-CBX Cl. A4
316	3.483%—06/15/2045	323
		980
	JPMorgan Mortgage Trust
	Series 2016-4 Cl. A5
213	3.500%—10/25/2046[1,2]	217
	Series 2018-4 Cl. A5
371	3.500%—10/25/2048[1,2]	377
	Series 2018-6 Cl. 1A4
292	3.500%—12/25/2048	295
	Series 2019-1 Cl. A6
214	4.000%—05/25/2049[1,2]	216
		1,105
	Morgan Stanley Capital I Trust
	Series 2012-C4 Cl. A4
319	3.244%—03/15/2045	325
	Seasoned Credit Risk Transfer Trust Series 2018-4
	Series 2018-4 Cl. MA
538	3.500%—03/25/2058	556
	Seasoned Credit Risk Transfer Trust Series 2019-2
	Series 2019-2 Cl. MA
260	3.500%—08/25/2058	270

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Wells Fargo Mortgage Backed Securities Trust
	Series 2019-2 Cl. A3
$309	4.000%—04/25/2049[1,2]	$316
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	248
	Series 2011-C4 Cl. A4
400	4.902%—06/15/2044[1,2]	415
		663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,668)		6,772

CORPORATE BONDS & NOTES—30.0%
AEROSPACE & DEFENSE—0.7%
	BAE Systems Holdings Inc.
300	3.800%—10/07/2024[1]	312
	Lockheed Martin Corp.
225	4.700%—05/15/2046	273
		585
AIR FREIGHT & LOGISTICS—0.3%
	FedEx Corp.
270	4.050%—02/15/2048	262
AUTOMOBILES—0.7%
	Daimler Finance North America LLC
300	2.200%—05/05/2020[1]	299
	Volkswagen Group of America Finance LLC
240	4.625%—11/13/2025[1]	264
		563
BANKS—2.4%
	Bank of America Corp. MTN[4]
200	3.500%—04/19/2026	209
206	4.330%—03/15/2050	234
		443
	Citigroup Inc.
421	3.400%—05/01/2026	436
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	308
476	4.203%—07/23/2029	521
		829
	PNC Bank NA
250	3.500%—06/08/2023	261
		1,969
BEVERAGES—0.8%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
589	4.900%—02/01/2046	671
BIOTECHNOLOGY—1.0%
	AbbVie Inc.
400	2.500%—05/14/2020	400
	Celgene Corp.
400	2.875%—08/15/2020	402
		802
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—3.4%
	Apollo Management Holdings LP
$250	4.000%—05/30/2024[1]	$260
	Goldman Sachs Group Inc.
420	5.750%—01/24/2022	453
	KKR Group Finance Co. II LLC
456	5.500%—02/01/2043[1]	532
	Macquarie Group Ltd.
165	3.189%—11/28/2023[1]	168
	Macquarie Group Ltd. MTN[4]
250	4.150%—03/27/2024[1]	262
	Moody's Corp.
407	3.250%—06/07/2021	413
	Morgan Stanley MTN[4]
145	3.125%—07/27/2026	147
252	3.875%—01/27/2026	267
		414
	UBS Group Funding Switzerland AG
300	4.125%—04/15/2026[1]	321
		2,823
CONSUMER FINANCE—2.0%
	American Express Co.
250	3.375%—05/17/2021	255
150	3.400%—02/27/2023	155
		410
	GE Capital International Funding Co. Unlimited Co.
415	2.342%—11/15/2020	413
	General Motors Financial Co. Inc.
444	4.150%—06/19/2023	459
	Nissan Motor Acceptance Corp. MTN[4]
400	2.150%—09/28/2020[1]	398
		1,680
DIVERSIFIED FINANCIAL SERVICES—1.1%
	Cooperatieve Rabobank U.A.
400	3.875%—09/26/2023[1]	421
	Siemens Financieringsmaatschappij NV
300	2.150%—05/27/2020[1]	300
	Voya Financial Inc.
200	3.125%—07/15/2024	203
		924
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
	AT&T Inc.
305	3.400%—05/15/2025	314
664	3.616% (3 Month USD Libor + 1.180) 06/12/2024[2]	677
		991
	Verizon Communications Inc.
247	4.522%—09/15/2048	273
		1,264
ELECTRIC UTILITIES—2.6%
	Berkshire Hathaway Energy Co.
525	6.125%—04/01/2036	713
	Eversource Energy
260	2.750%—03/15/2022	263
	Exelon Corp.
368	5.100%—06/15/2045	442
	Southern Co.
430	3.250%—07/01/2026	439

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Virginia Electric & Power Co.
$305	3.150%—01/15/2026	$316
		2,173
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
	Boston Properties LP
468	4.500%—12/01/2028	525
	Digital Realty Trust LP
500	3.700%—08/15/2027	519
	HCP Inc.
188	4.250%—11/15/2023	200
	Ventas Realty LP
250	4.125%—01/15/2026	267
	WEA Finance LLC / Westfield UK & Europe Finance plc
350	2.700%—09/17/2019[1]	350
		1,861
FOOD & STAPLES RETAILING—0.3%
	Kroger Co.
250	4.000%—02/01/2024	264
HEALTH CARE PROVIDERS & SERVICES—1.6%
	CVS Pass-Through Trust
135	5.880%—01/10/2028	150
536	8.353%—07/10/2031[1]	682
		832
	Express Scripts Holding Co.
495	3.400%—03/01/2027	505
		1,337
INDUSTRIAL CONGLOMERATES—0.2%
	General Electric Co. MTN[4]
172	4.625%—01/07/2021	177
INSURANCE—1.5%
	American International Group Inc.
465	4.125%—02/15/2024	495
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	267
	Liberty Mutual Group Inc.
400	4.569%—02/01/2029[1]	442
		1,204
MEDIA—2.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
525	6.384%—10/23/2035	621
	Comcast Cable Communications Holdings Inc.
200	9.455%—11/15/2022	245
	Comcast Corp.
470	3.000%—02/01/2024	483
	COX Communications Inc.
300	2.950%—06/30/2023[1]	303
200	3.250%—12/15/2022[1]	205
		508
		1,857
OIL, GAS & CONSUMABLE FUELS—2.0%
	Anadarko Petroleum Corp.
1,000	0.000%—10/10/2036[5]	479
	Concho Resources Inc.
155	4.300%—08/15/2028	166
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Phillips 66 Partners LP
$250	3.605%—02/15/2025	$257
	Schlumberger Holdings Corp.
252	3.900%—05/17/2028[1]	264
	Sunoco Logistics Partners Operations LP
428	3.900%—07/15/2026	439
		1,605
ROAD & RAIL—1.1%
	Norfolk Southern Corp.
310	4.837%—10/01/2041	360
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	525
		885
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Broadcom Inc.
257	3.625%—10/15/2024[1]	258
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	265
		523
TRADING COMPANIES & DISTRIBUTORS—1.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	284
	Air Lease Corp.
374	3.875%—07/03/2023	388
	Ferguson Finance plc
466	4.500%—10/24/2028[1]	491
		1,163
WATER UTILITIES—0.2%
	Aquarion Co.
117	4.000%—08/15/2024[1]	122
TOTAL CORPORATE BONDS & NOTES
(Cost $23,316)		24,714

MORTGAGE PASS-THROUGH—26.3%
	Federal Home Loan Mortgage Corp.
2,474	3.000%—11/01/2043-02/01/2047	2,519
856	3.500%—07/01/2046	893
1,733	4.000%—02/01/2046-03/01/2048	1,823
236	5.000%—06/01/2041	258
		5,493
	Federal National Mortgage Association
3,125	3.500%—10/01/2037-09/01/2046	3,259
2,720	4.000%—04/01/2045-09/01/2047	2,867
1,782	4.500%—05/01/2046-11/01/2047	1,906
4,095	5.000%—09/01/2033-04/01/2049	4,468
		12,500
	Government National Mortgage Association
969	4.000%—09/20/2041-09/15/2046	1,028
2,564	4.500%—01/15/2042-08/20/2047	2,721
		3,749
TOTAL MORTGAGE PASS-THROUGH
(Cost $21,161)		21,742

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MUNICIPAL BONDS—1.9%
Principal Amount		Value
	Metropolitan Transportation Authority
$195	5.871%—11/15/2039	$254
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	190
	New York State Urban Development Corp.
555	5.770%—03/15/2039	678
	State of California
300	7.500%—04/01/2034	450
TOTAL MUNICIPAL BONDS
(Cost $1,473)		1,572

U.S. GOVERNMENT OBLIGATIONS—20.6%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
193	2.510%—03/01/2032	196
	Series 2017-20H Cl. 1
177	2.750%—08/01/2037	181
	Series 2016-20L Cl. 1
1,229	2.810%—12/01/2036	1,266
	Series 2015-20H Cl. 1
460	2.820%—08/01/2035	472
	Series 2017-20J Cl. 1
292	2.850%—10/01/2037	301
	Series 2018-20B Cl. 1
331	3.220%—02/01/2038	348
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	Series 2018-20G Cl. 1
$490	3.540%—07/01/2038	$526
	Series 2018-20F Cl. 1
731	3.600%—06/01/2038	789
		4,079
	U.S. Treasury Bonds
4,183	3.000%—02/15/2048-08/15/2048	4,582
2,904	4.500%—05/15/2038	3,900
		8,482
	U.S. Treasury Notes
1,646	2.375%—02/29/2024	1,686
158	2.625%—02/15/2029	166
2,531	2.750%—09/15/2021	2,578
		4,430
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $15,991)		16,991
TOTAL INVESTMENTS—99.3%
(Cost $78,548)		81,936
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		588
TOTAL NET ASSETS—100.0%		$82,524

FAIR VALUE MEASUREMENTS
All investments at July 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $13,467 or 16% of net assets.
2	Variable rate security; the stated rate represents the rate in effect at July 31, 2019. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3	Floating rate security; the stated rate represents the rate in effect at July 31, 2019.
4	MTN after the name of a security stands for Medium Term Note.
5	Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—8.8%
Principal Amount		Value
ASSET-BACKED SECURITIES—8.8%
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$1,663	3.486% (3 Month USD Libor + 1.220) 01/30/2026[2,3]	$1,664
	Ally Auto Receivables Trust
	Series 2018-3 Cl. A2
2,949	2.720%—05/17/2021	2,951
	AmeriCredit Automobile Receivables Trust
	Series 2018-1 Cl. A2B
1,121	2.530% (1 Month USD Libor) 07/19/2021[2]	1,121
	Arbor Realty Commercial Real Estate Notes Ltd.
	Series 2017-FL1 Cl. A
6,800	3.625% (1 Month USD Libor + 1.300) 04/15/2027[2,3]	6,808
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,414	2.426% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,464
	Series 2005-W2 Cl. A2C
1,611	2.626% (1 Month USD Libor + 0.360) 10/25/2035[2]	1,618
	Series 2004-W11 Cl. M3
939	3.391% (1 Month USD Libor + 0.750) 11/25/2034[2]	948
		5,030
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
5,059	3.570% (1 Month USD Libor + 0.830) 08/15/2033[2]	5,096
	Capital One Multi-Asset Execution Trust
	Series 2014-A4 Cl. A4
6,400	2.685% (1 Month USD Libor + 0.360) 06/15/2022[2]	6,401
	Cent CLO Ltd.[1]
	Series 2015-24A Cl. A1R
5,200	3.373% (3 Month USD Libor + 1.070) 10/15/2026[2,3]	5,201
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
1,397	2.416% (1 Month USD Libor + 0.150) 05/25/2037[2]	1,388
	Series 2006-ABC1 Cl. A3
4,564	2.506% (1 Month USD Libor + 0.240) 05/25/2036[2]	3,319
	Series 2006-2 Cl. M1
1,200	2.666% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,191
		5,898
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
6,300	3.470%—05/17/2027[3]	6,385
	Crown Point CLO Ltd.[1]
	Series 2018-5A Cl. A
5,700	3.243% (3 Month USD Libor + 0.940) 07/17/2028[2,3]	5,682
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. APR
5,500	3.203% (3 Month USD Libor + 0.900) 10/15/2027[2,3]	5,494
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
ASSET-BACKED SECURITIES—Continued
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
$158	2.416% (1 Month USD Libor + 0.150) 07/25/2036[2]	$158
	Flagship VII Ltd.
	Series 2013 Cl. 7A
514	3.398% (3 Month USD Libor + 1.120) 01/20/2026[2,3]	514
	GSAA Trust
	Series 2006-20 Cl. 1A2
4,418	2.446% (1 Month USD Libor + 0.180) 12/25/2046[2]	2,262
	Series 2007-9 Cl. A1A
1,336	6.000%—08/25/2047	1,322
		3,584
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
114	2.336% (1 Month USD Libor + 0.070) 12/25/2036[2]	67
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
5,079	2.436% (1 Month USD Libor + 0.170) 12/25/2036[2]	2,053
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
2,260	3.316% (1 Month USD Libor + 1.050) 06/25/2035[2]	2,203
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
2,510	2.846% (1 Month USD Libor + 0.290) 01/25/2036[2]	2,498
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
901	4.181%—05/25/2035[4]	702
	LoanCore Ltd.
	Series 2018-CRE1 Cl. A
5,200	3.455% (1 Month USD Libor + 1.130) 05/15/2028[2,3]	5,213
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
5,550	2.506% (1 Month USD Libor + 0.240) 06/25/2036[2]	3,231
	Mid-State Trust
	Series 2004-1 Cl. A
1,014	6.005%—08/15/2037	1,098
	Monarch Grove CLO[1]
	Series 2018-1A Cl. A1
4,300	3.156% (3 Month USD Libor + 0.880) 01/25/2028[2,3]	4,282
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2007-HE1 Cl. A2C
2,154	2.416% (1 Month USD Libor + 0.150) 11/25/2036[2]	1,529
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
480	3.166% (1 Month USD Libor + 0.600) 07/25/2032[2]	483
	Mountain View CLO Ltd.[1]
	Series 2014-1A Cl. ARR
5,631	3.103% (3 Month USD Libor + 0.800) 10/15/2026[2,3]	5,612

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
ASSET-BACKED SECURITIES—Continued
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
$989	2.566% (1 Month USD Libor + 0.300) 07/26/2066[2,3]	$989
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
5,500	2.370%—09/14/2032[3]	5,485
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,491	2.516% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,303
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
5,341	2.746% (1 Month USD Libor + 0.480) 08/25/2035[2]	5,365
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,678	2.396% (1 Month USD Libor + 0.130) 09/25/2036[2]	1,330
	RAMP Trust
	Series 2004-RS8 Cl. MII1
392	3.166% (1 Month USD Libor + 0.600) 08/25/2034[2]	394
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
8,627	2.926% (1 Month USD Libor + 0.440) 08/25/2035[2]	5,881
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
41	5.130%—09/01/2023	43
	Series 2009-20A Cl. 1
1,741	5.720%—01/01/2029	1,893
	Series 2008-20H Cl. 1
3,876	6.020%—08/01/2028	4,187
	Series 2001-20A Cl. 1
28	6.290%—01/01/2021	28
		6,151
	SoFi Professional Loan Program Trust
	Series 2018-A1FX Cl. B
3,391	2.640%—08/25/2047[3]	3,397
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
217	2.396% (1 Month USD Libor + 0.130) 12/25/2036[2]	217
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,007	2.376% (1 Month USD Libor + 0.110) 09/25/2037[2]	1,402
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
21,186	2.496% (1 Month USD Libor + 0.230) 01/25/2037[2,3]	15,354
	Student Loan Marketing Association
	Series 2013-B Cl. A2A
590	1.850%—06/17/2030[3]	589
	Telos CLO Ltd.[1]
	Series 2014 Cl. 6A
6,131	3.573% (3 Month USD Libor + 1.270) 01/17/2027[2,3]	6,135
ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
ASSET-BACKED SECURITIES—Continued
		Tralee CLO V Ltd.[1]
		Series 2018-5A Cl. A1
	$5,900	3.388% (3 Month USD Libor + 1.110) 10/20/2028[2,3]	$5,897
		Trillium Credit Card Trust II
		Series 2018-1A Cl. A
	8,100	2.512% (1 Month USD Libor) 02/27/2023[2,3]	8,108
		Venture XVI CLO Ltd.[1]
		Series 2014-16A Cl. ARR
	5,400	3.153% (3 Month USD Libor + 0.850) 01/15/2028[2,3]	5,387
		Westlake Automobile Receivables Trust
		Series 2018-A2A Cl. 3A
	5,072	2.980%—01/18/2022[3]	5,084
TOTAL ASSET-BACKED SECURITIES
(Cost $167,914)			171,426

BANK LOAN OBLIGATIONS—0.3%
(Cost $5,194)
CONSUMER FINANCE—0.3%
		Toyota Motor Credit Corp.
		Revolver Term Out Loan
	5,200	2.910% (3 Month USD Libor + 0.580) 09/28/2020[2]	5,198[x]

COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	2,830	2.386% (1 Month USD Libor + 0.120) 08/25/2036[2]	1,591
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,593	0.956% (3 Month GBP Libor + 0.170) 03/17/2039[2]	2,970
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	$873	2.572% (1 Month USD Libor + 0.300) 05/20/2047[2]	845
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	6,131	2.476% (1 Month USD Libor + 0.210) 05/25/2047[2]	5,712
		Series 2011-RR5 Cl. 12A1
	486	4.892%—03/26/2037[3,4]	492
		Series 2011-RR4 Cl. 8A1
	2,167	5.250%—02/26/2036[2,3]	1,625
		Series 2011-RR5 Cl. 5A1
	1,745	5.250%—08/26/2037[2,3]	1,782
			9,611
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2000-2 Cl. A1
	17	2.781% (Cost of Funds for the 11th District of San Francisco) 11/25/2030[2]	16
		Series 2004-10 Cl. 12A3
	28	4.244%—01/25/2035[2]	28
		Series 2004-1 Cl. 12A5
	304	4.680%—04/25/2034[5]	311

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Series 2006-4 Cl. 1A1
	$326	4.801%—10/25/2036[2]	$321
			676
		Bear Stearns Alt-A Trust
		Series 2005-4 Cl. 1A1
	113	2.706% (1 Month USD Libor + 0.220) 07/25/2035[2]	113
		BX Trust
		Series 2017 Cl. A
	1,396	3.245% (1 Month USD Libor) 07/15/2034[2,3]	1,397
		Chase Mortgage Finance Corp.
		Series 2006-A1 Cl. 4A1
	1,497	4.114%—09/25/2036[2]	1,408
		Countrywide Alternative Loan Trust
		Series 2006-6BC Cl. 1A2
	3,275	2.666% (1 Month USD Libor + 0.400) 05/25/2036[2]	2,778
		Series 2005-84 Cl. 1A1
	2,564	4.008%—02/25/2036[2]	2,230
		Series 2005-20CB Cl. 2A5
	2,178	5.500%—07/25/2035	1,982
		Series 2006-36T2 Cl. 1A4
	1,206	5.750%—12/25/2036	814
			7,804
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-HY5 Cl. 1A1
	792	4.496%—09/25/2047[2]	777
		Credit Suisse First Boston Mortgage Securities Corp.
		Series 2006-C2 Cl. A3
	330	6.000%—11/25/2035	281
		Deutsche Alt-A Securities Inc. Mortgage Loan Trust
		Series 2007-AR2 Cl. A1
	4,877	2.416% (1 Month USD Libor + 0.150) 03/25/2037[2]	4,607
		DSLA Mortgage Loan Trust
		Series 2006-AR1 Cl. 1A1A
	2,150	3.429% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 03/19/2046[2]	1,996
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	2,126	0.936% (3 Month GBP Libor + 0.150) 06/15/2044[2]	2,499
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$1,083	4.552%—02/25/2036[2]	1,054
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
	—	6.750%—08/21/2031	—
		GPT Mortgage Trust
		Series 2018-GPP Cl. A
	745	3.338% (1 Month USD Libor + 1.013) 06/15/2035[2,3]	745
		GS Mortgage Securities Corp. Trust
		Series 2016-RENT Cl. A
	6,900	3.203%—02/10/2029[3]	6,964
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	4,995	2.666% (1 Month USD Libor + 0.400) 04/25/2036[2,3]	4,265
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		GSR Mortgage Loan Trust
		Series 2005-AR7 Cl. 6A1
	$256	4.447%—11/25/2035[2]	$262
		Series 2005-AR3 Cl. 3A1
	477	4.584%—05/25/2035[2]	428
			690
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	669	3.118% (1 Month USD Libor + 0.410) 11/19/2034[2]	632
		Hawksmoor Mortgages
		Series 2019-1A Cl. A
GBP	18,800	1.758% (Sonia Interest Rate Benchmark + 1.050) 05/25/2053[2,3]	22,926
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	$3,107	2.446% (1 Month USD Libor + 0.180) 12/25/2036[2]	3,079
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	4	3.902%—01/25/2032[2]	4
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,969	6.500%—07/25/2037	1,748
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	13,756	3.567%—07/25/2037[2]	11,568
		Series 2005-AR31 Cl. 1A1
	1,102	3.949%—01/25/2036[2]	1,023
			12,591
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	2,340	4.296%—10/25/2036[2]	2,134
		Series 2006-S1 Cl. 3A1
	619	5.500%—04/25/2036	645
			2,779
		JP Morgan Re-REMIC[6]
		Series 2009-7 Cl. 11A1
	35	4.029%—09/27/2036[2,3]	36
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	1,040	1.436% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,239
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$584	6.000%—03/25/2037	418
		Merrill Lynch Mortgage Investors Inc.
		Series 2005-3 Cl. 4A
	5	2.516% (1 Month USD Libor + 0.250) 11/25/2035[2]	5
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	6,000	3.040%—04/15/2048	6,125
		Provident Funding Mortgage Loan Trust
		Series 2005-2 Cl. 3A
	2,007	4.712%—10/25/2035[2]	2,043
		Residential Accredit Loans Inc.
		Series 2007-QS4 Cl. 3A9
	2,002	6.000%—03/25/2037	1,880
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	17,883	6.250%—08/25/2037	7,284

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	$253	4.629%—02/25/2037[2]	$215
		Series 2006-SA1 Cl. 2A1
	291	5.102%—02/25/2036[2]	267
			482
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
GBP	1,697	0.963% (3 Month GBP Libor + 0.170) 06/12/2044[2]	1,954
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$1,981	2.416% (1 Month USD Libor + 0.150) 02/25/2037[2]	1,912
		Series 2005-21A Cl. 3A1
	441	4.574%—04/25/2035[2]	441
			2,353
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	402	2.548% (1 Month USD Libor + 0.250) 07/19/2035[2]	397
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	600	4.837%—01/25/2037[2]	564
		Towd Point Mortgage Funding
		Series 2019-GR4A Cl. A1
GBP	7,078	1.798% (3 Month GBP Libor + 1.025) 10/20/2051[2,3]	8,641
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR13 Cl. A1A1
	$200	2.556% (1 Month USD Libor + 0.290) 10/25/2045[2]	200
		Series 2005-AR6 Cl. 2A1A
	406	2.726% (1 Month USD Libor + 0.230) 04/25/2045[2]	404
		Series 2006-AR11 Cl. 3A1A
	1,967	3.429% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[2]	1,897
			2,501
		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR10 Cl. 1A1
	2,374	5.041%—07/25/2036[2]	2,422
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $128,929)			132,396

CORPORATE BONDS & NOTES—48.8%
AEROSPACE & DEFENSE—0.3%
		Rockwell Collins Inc.
	5,500	2.800%—03/15/2022	5,560
AIRLINES—0.4%
		Air Canada 2017-1 Class Aa Pass-Through Trust
	3,985	3.300%—07/15/2031[3]	4,047
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
AIRLINES—Continued
		Delta Air Lines Inc.
	$3,000	3.400%—04/19/2021	$3,032
	700	3.625%—03/15/2022	714
			3,746
			7,793
AUTO COMPONENTS—0.3%
		ZF North America Capital Inc.
	5,800	4.500%—04/29/2022[3]	5,973
AUTOMOBILES—2.9%
		Ford Motor Credit Co. LLC
	3,400	2.343%—11/02/2020	3,386
	3,400	2.425%—06/12/2020	3,388
	1,300	2.459%—03/27/2020	1,299
	1,550	3.200%—01/15/2021	1,556
	10,050	8.125%—01/15/2020	10,295
			19,924
		General Motors Financial Co. Inc.
	6,600	2.450%—11/06/2020	6,578
	7,700	2.779% (3 Month USD Libor + 0.540) 11/06/2020[2]	7,679
	2,800	3.150%—01/15/2020	2,804
	2,600	3.200%—07/13/2020	2,612
			19,673
		Nissan Motor Acceptance Corp.
	2,600	2.550%—03/08/2021[3]	2,597
		Volkswagen Group of America Finance LLC
	4,800	3.305% (3 Month USD Libor + 0.770) 11/13/2020[2,3]	4,825
	4,800	4.250%—11/13/2023[3]	5,104
	4,800	4.750%—11/13/2028[3]	5,239
			15,168
			57,362
BANKS—13.9%
		Australia & New Zealand Banking Group Ltd.
	5,100	2.985% (3 Month USD Libor + 0.460) 05/17/2021[2,3]	5,118
	5,200	3.300%—05/17/2021	5,301
			10,419
		Banco Bilbao Vizcaya Argentaria SA
EUR	4,000	6.750% (EUR 5 Year Swaps Curve + 6.604) 02/18/2020[2,7]	4,530
		Banco Espirito Santo SA MTN[8]
	3,500	0.000%—01/15/2049*	1,011
		Bank of America Corp. MTN[8]
	$1,300	2.151%—11/09/2020	1,298
	4,960	3.269% (3 Month USD Libor + 0.790) 03/05/2024[2]	4,966
			6,264
		Banque Federative du Credit Mutuel SA
	6,300	3.750%—07/20/2023[3]	6,588
		Barclays Bank plc
	3,700	4.610% (3 Month USD Libor + 1.400) 02/15/2023[2]	3,811
		Barclays MTN[8]
GBP	4,000	3.250%—02/12/2027	4,985
		Barclays plc
	$4,200	3.684%—01/10/2023	4,248

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
	$6,300	4.655% (3 Month USD Libor + 2.110) 08/10/2021[2]	$6,447
EUR	4,100	6.500% (EUR 5 Year Swaps Curve + 5.875) 09/15/2019[2,7]	4,557
GBP	2,400	7.000% (GBP Swap 5 Year + 5.084) 09/15/2019[2,7]	2,929
EUR	2,000	8.000% (EUR 5 Year Swaps Curve + 6.750) 12/15/2020[2,7]	2,375
			20,556
		BBVA Bancomer SA/Texas
	$1,200	6.500%—03/10/2021	1,262
		Citibank NA
	5,400	3.400%—07/23/2021	5,507
		Citigroup Inc.
	3,000	2.350%—08/02/2021	3,000
	6,800	2.750%—04/25/2022	6,856
	3,900	2.876% (3 Month USD Libor + 0.950) 07/24/2023[2]	3,932
	4,000	3.950% (3 Month USD Libor + 1.430) 09/01/2023[2]	4,082
			17,870
		Deutsche Bank AG/New York
	5,500	2.700%—07/13/2020	5,475
	3,800	3.950%—02/27/2023	3,837
	3,200	4.250%—10/14/2021	3,236
			12,548
		HSBC Bank plc
	4,300	4.125%—08/12/2020[3]	4,379
		ING Bank NV
	5,600	2.450%—03/16/2020[3]	5,602
		JPMorgan Chase & Co.
	5,500	2.400%—06/07/2021	5,508
	5,000	2.750%—06/23/2020	5,017
	5,700	3.514% (3 Month USD Libor + 0.610) 06/18/2022[2]	5,811
			16,336
		JPMorgan Chase Bank NA
	10,000	2.607% (3 Month USD Libor + 0.340) 04/26/2021[2]	10,008
	4,500	3.086% (3 Month USD Libor + 0.350) 04/26/2021[2]	4,521
			14,529
		Lloyds Bank plc
	4,900	3.300%—05/07/2021	4,973
	3,600	12.000% (3 Month USD Libor + 11.756) 12/16/2024[2,3,7]	4,401
			9,374
		Lloyds Banking Group plc
	5,300	4.450%—05/08/2025	5,618
		Mitsubishi UFJ Financial Group Inc.
	4,800	2.623%—07/18/2022	4,811
	3,900	3.455%—03/02/2023	4,021
			8,832
		Mitsubishi UFJ Lease & Finance Co. Ltd. MTN[8]
	3,000	2.250%—09/07/2021	2,976
		Nordea Bank Abp
	2,500	3.750%—08/30/2023[3]	2,603
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Oversea-Chinese Banking Corp. Ltd.
	$4,200	2.975% (3 Month USD Libor + 0.450) 05/17/2021[2,3]	$4,235
		Royal Bank of Canada
	4,300	2.300%—03/22/2021	4,312
		Royal Bank of Scotland Group plc
	700	3.988% (3 Month USD Libor + 1.470) 05/15/2023[2]	703
	3,800	4.892% (3 Month USD Libor + 1.754) 05/18/2029[2]	4,048
	1,500	8.625% (USD Swap Semi 30/360 5Y + 7.598) 08/15/2021[2,7]	1,599
			6,350
		Royal Bank of Scotland Group plc MTN[8]
EUR	600	2.000% (3 Month EUR Libor + 1.737) 03/04/2025[2]	692
		Skandinaviska Enskilda Banken AB
	$5,300	2.955% (3 Month USD Libor + 0.430) 05/17/2021[2,3]	5,319
	5,300	3.250%—05/17/2021[3]	5,382
			10,701
		Societe Generale SA MTN[8]
	4,900	4.250%—09/14/2023[3]	5,149
		Standard Chartered plc
	5,000	4.247% (3 Month USD Libor + 1.150) 01/20/2023[2,3]	5,158
		Sumitomo Mitsui Financial Group Inc.
	6,900	4.133% (3 Month USD Libor + 1.680) 03/09/2021[2]	7,045
		Svenska Handelsbanken AB MTN[8]
	5,500	3.350%—05/24/2021	5,604
		Synchrony Bank
	5,500	3.650%—05/24/2021	5,586
		Toronto-Dominion Bank
	5,900	3.350%—10/22/2021[3]	6,056
		UBS AG/London
	3,400	2.450%—12/01/2020[3]	3,407
	2,700	3.000% (3 Month USD Libor + 0.480) 12/01/2020[2,3]	2,709
			6,116
		UniCredit SpA MTN[8]
	10,600	7.830%—12/04/2023[3]	12,315
		US Bank NA
	6,300	3.150%—04/26/2021	6,395
		Volkswagen Bank GmbH MTN[8]
EUR	2,000	0.102% (3 Month EUR Libor + 1.550) 06/15/2021[2]	2,217
		Wells Fargo & Co.
	$3,100	3.486% (3 Month USD Libor + 1.230) 10/31/2023[2]	3,160
	8,200	6.180% (3 Month USD Libor + 3.770) 09/15/2019[2,7]	8,261
			11,421
		Wells Fargo Bank NA
	5,900	3.625%—10/22/2021	6,061
			271,013
BEVERAGES—0.7%
		Anheuser-Busch InBev Finance Inc.
	4,700	3.700%—02/01/2024	4,948

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BEVERAGES—Continued
		Bacardi Ltd.
	$4,700	4.450%—05/15/2025[3]	$4,974
		Pernod Ricard SA
	4,200	4.450%—01/15/2022[3]	4,403
			14,325
BIOTECHNOLOGY—0.1%
		Baxalta Inc.
	1,548	2.875%—06/23/2020	1,553
BUILDING PRODUCTS—0.4%
		CRH America Finance Inc.
	3,200	3.950%—04/04/2028[3]	3,348
	3,200	4.500%—04/04/2048[3]	3,234
			6,582
		Owens Corning
	300	4.200%—12/01/2024	314
			6,896
CAPITAL MARKETS—4.6%
		BGC Partners Inc.
	6,300	5.375%—07/24/2023	6,705
		BM & FBovespa SA
	1,300	5.500%—07/16/2020	1,340
		Credit Agricole SA/London MTN[8]
	4,900	3.750%—04/24/2023[3]	5,077
		Credit Suisse Group AG
	5,100	2.997% (3 Month USD Libor + 1.200) 12/14/2023[2,3]	5,116
		Credit Suisse Group Funding Guernsey Ltd.
	8,900	3.750%—03/26/2025	9,271
	4,845	3.800%—09/15/2022	5,009
			14,280
		Deutsche Bank AG/New York
	6,000	3.150%—01/22/2021	5,971
	3,500	3.273% (3 Month USD Libor + 0.970) 07/13/2020[2]	3,492
			9,463
		E*Trade Financial Corp.
	5,100	2.950%—08/24/2022	5,141
		Goldman Sachs Group Inc.
	7,700	3.036% (3 Month USD Libor + 0.780) 10/31/2022[2]	7,724
	5,500	3.200%—02/23/2023	5,614
	800	5.750%—01/24/2022	862
			14,200
		Goldman Sachs Group Inc. MTN[8]
	5,000	4.000%—03/03/2024	5,287
		Moody's Corp.
	300	2.625%—01/15/2023	301
	462	4.500%—09/01/2022	489
			790
		Morgan Stanley
	5,200	3.458% (3 Month USD Libor + 1.180) 01/20/2022[2]	5,254
		Morgan Stanley MTN[8]
	4,508	5.625%—09/23/2019	4,528
		Platin 1426 GmbH
EUR	2,700	6.875%—06/15/2023[3]	3,052
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CAPITAL MARKETS—Continued
		UBS Group Funding Jersey Ltd.
	$8,500	3.000%—04/15/2021[3]	$8,573
			88,806
CHEMICALS—0.2%
		Sasol Financing USA LLC
	3,900	5.875%—03/27/2024	4,195
CONSUMER FINANCE—2.9%
		Ally Financial Inc.
	200	4.125%—03/30/2020	202
	200	7.500%—09/15/2020	210
			412
		American Express Co.
	5,200	3.375%—05/17/2021	5,294
	6,400	3.400%—02/27/2023	6,611
	5,200	3.700%—08/03/2023	5,439
			17,344
		Capital One Financial Corp.
	5,400	2.400%—10/30/2020	5,399
	5,500	2.716% (3 Month USD Libor + 0.450) 10/30/2020[2]	5,508
			10,907
		Daimler Finance North America LLC
	4,861	2.200%—10/30/2021[3]	4,835
	5,300	3.350%—05/04/2021[3]	5,371
	5,300	3.700%—05/04/2023[3]	5,488
			15,694
		Harley-Davidson Financial Services Inc.
	5,300	3.550%—05/21/2021[3]	5,370
		Navient Corp. MTN[8]
	100	8.000%—03/25/2020	104
		Springleaf Finance Corp.
	2,800	6.875%—03/15/2025	3,139
		Toyota Motor Credit Corp. MTN[8]
	2,600	2.925% (3 Month USD Libor + 0.400) 05/17/2022[2]	2,606
			55,576
DIVERSIFIED FINANCIAL SERVICES—3.0%
		AXA Equitable Holdings Inc.
	3,200	3.900%—04/20/2023	3,329
		BAT Capital Corp.
	5,060	2.764%—08/15/2022	5,064
	1,500	3.118% (3 Month USD Libor + 0.590) 08/14/2020[2]	1,503
	1,040	3.398% (3 Month USD Libor + 0.880) 08/15/2022[2]	1,044
			7,611
		BAT International Finance plc
	3,600	3.250%—06/07/2022[3]	3,662
		Cantor Fitzgerald LP
	5,400	6.500%—06/17/2022[3]	5,798
		Depository Trust & Clearing Corp.
	3,000	4.875% (3 Month USD Libor + 3.167) 06/15/2020[2,3,7]	3,023
		GE Capital UK Funding Unlimited Co. MTN[8]
GBP	2,830	5.875%—11/04/2020	3,639
		Guardian Life Global Funding
	$4,000	3.400%—04/25/2023[3]	4,141

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
DIVERSIFIED FINANCIAL SERVICES—Continued
		Imperial Brands Finance plc
	$2,100	3.750%—07/21/2022[3]	$2,159
	5,600	3.875%—07/26/2029[3]	5,568
			7,727
		Reckitt Benckiser Treasury Services plc
	3,400	2.375%—06/24/2022[3]	3,393
		Rio Oil Finance Trust
	1,490	9.250%—07/06/2024[3]	1,665
	6,015	9.750%—01/06/2027[3]	6,963
			8,628
		Syngenta Finance NV
	4,500	3.933%—04/23/2021[3]	4,573
		Volkswagen International Finance NV
EUR	2,000	1.239% (3 Month EUR Libor + 1.550) 11/16/2024[2]	2,276
			57,800
DIVERSIFIED TELECOMMUNICATION SERVICES—2.4%
		Altice Financing SA
	$2,200	6.625%—02/15/2023[3]	2,274
		Altice France SA
	1,000	7.375%—05/01/2026[3]	1,060
		AT&T Inc.
	5,200	2.953% (3 Month USD Libor + 0.650) 01/15/2020[2]	5,211
	5,000	3.000%—06/30/2022	5,080
	6,200	3.270% (3 Month USD Libor + 0.750) 06/01/2021[2]	6,231
	3,500	3.616% (3 Month USD Libor + 1.180) 06/12/2024[2]	3,567
			20,089
		British Telecommunications plc
	1,300	4.500%—12/04/2023	1,390
		Deutsche Telekom International Finance BV
	6,080	2.820%—01/19/2022[3]	6,132
		Telefonica Emisiones SAU
	1,800	5.134%—04/27/2020	1,834
		Verizon Communications Inc.
	12,695	3.376%—02/15/2025	13,257
			46,036
ELECTRIC UTILITIES—2.0%
		American Electric Power Co. Inc.
	1,000	2.150%—11/13/2020	997
		Duke Energy Corp.
	5,300	3.028% (3 Month USD Libor + 0.500) 05/14/2021[2,3]	5,317
	4,536	3.750%—04/15/2024	4,767
			10,084
		FirstEnergy Corp.
	1,100	2.850%—07/15/2022	1,111
		Greenko Solar Mauritius Ltd.
	4,900	5.550%—01/29/2025[3]	4,949
		Interstate Power & Light Co.
	4,800	3.250%—12/01/2024	4,966
		Nextera Energy Capital Holdings Inc.
	1,624	2.800%—01/15/2023	1,641
	8,600	2.835% (3 Month USD Libor + 0.315) 09/03/2019[2]	8,601
			10,242
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Sempra Energy
$5,200	2.860% (3 Month USD Libor + 0.450) 03/15/2021[2]	$5,189
	Virginia Electric & Power Co.
1,100	2.950%—01/15/2022	1,115
		38,653
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,128
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.7%
	American Tower Corp.
2,099	3.300%—02/15/2021	2,126
	AvalonBay Communities Inc. MTN[8]
3,000	3.450%—06/01/2025	3,146
	CBL & Associates LP
2,700	4.600%—10/15/2024	1,850
6,600	5.950%—12/15/2026	4,701
		6,551
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	4,184
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,989
	EPR Properties
1,900	4.500%—06/01/2027	1,975
600	4.950%—04/15/2028	646
		2,621
	OMEGA Healthcare Investors Inc.
2,300	4.375%—08/01/2023	2,392
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,423
	Washington Prime Group LP
5,800	5.950%—08/15/2024	5,452
		33,884
FOOD & STAPLES RETAILING—0.1%
	CVS Pass-Through Trust
528	6.943%—01/10/2030	621
	Viterra Inc.
200	5.950%—08/01/2020[3]	206
	Walgreens Boots Alliance Inc.
1,600	3.300%—11/18/2021	1,630
		2,457
FOOD PRODUCTS—0.9%
	Kraft Heinz Foods Co.
400	3.115% (3 Month USD Libor + 0.570) 02/10/2021[2]	400
3,050	3.500%—07/15/2022	3,120
2,800	5.375%—02/10/2020	2,839
		6,359
	McCormick & Co. Inc.
4,400	2.700%—08/15/2022	4,436
	Mondelez International Inc.
5,000	3.000%—05/07/2020	5,020
	Tyson Foods Inc.
1,100	2.250%—08/23/2021	1,097
		16,912

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Zimmer Biomet Holdings Inc.
$4,900	2.700%—04/01/2020	$4,905
HEALTH CARE PROVIDERS & SERVICES—0.6%
	Centene Corp.
500	5.375%—06/01/2026[3]	529
	CVS Health Corp.
1,073	2.800%—07/20/2020	1,077
5,800	3.700%—03/09/2023	5,994
		7,071
	HCA Inc.
4,000	5.375%—09/01/2026	4,340
100	5.875%—02/01/2029	112
		4,452
		12,052
HOTELS, RESTAURANTS & LEISURE—0.5%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5,200	4.250%—05/30/2023[3]	5,259
4,800	5.500%—03/01/2025[3]	5,046
		10,305
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
	Nextera Energy Capital Holdings Inc.
4,800	3.200%—02/25/2022	4,887
INSURANCE—1.3%
	AIA Group Ltd.
5,900	2.907% (3 Month USD Libor + 0.520) 09/20/2021[2,3]	5,897
	AIG Global Funding
6,400	3.350%—06/25/2021[3]	6,511
	Ambac LSNI LLC
890	7.319% (3 Month USD Libor + 5.000) 02/12/2023[2,3]	907
	Jackson National Life Global Funding
4,800	2.375%—09/15/2022[3]	4,790
6,300	3.300%—06/11/2021[3]	6,409
		11,199
		24,514
LIFE SCIENCES TOOLS & SERVICES—0.3%
	Thermo Fisher Scientific Inc.
5,300	3.300%—02/15/2022	5,427
MACHINERY—0.4%
	CNH Industrial Capital LLC
500	3.875%—10/15/2021	513
2,200	4.375%—11/06/2020	2,250
		2,763
	John Deere Capital Corp. MTN[8]
5,600	3.022% (3 Month USD Libor + 0.550) 06/07/2023[2]	5,625
		8,388
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
MEDIA—1.0%
		Charter Communications Operating LLC / Charter Communications Operating Capital
	$1,800	3.579%—07/23/2020	$1,815
	7,600	4.464%—07/23/2022	7,960
			9,775
		COX Communications Inc.
	4,700	3.250%—12/15/2022[3]	4,802
		Discovery Communications LLC
	4,000	2.200%—09/20/2019	3,998
			18,575
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
		ERP Operating LP
	4,100	3.375%—06/01/2025	4,286
		Simon Property Group LP
	6,000	2.500%—09/01/2020	6,012
			10,298
OIL, GAS & CONSUMABLE FUELS—0.9%
		Enbridge Inc.
	2,900	2.738% (3 Month USD Libor + 0.400) 01/10/2020[2]	2,901
		Energy Transfer Partners LP
	1,100	4.150%—10/01/2020	1,117
		Equities Midstream Partners LP
	1,550	4.750%—07/15/2023	1,585
		MPLX LP
	3,300	4.900%—04/15/2058	3,319
		Odebrecht Drilling Norbe VIII/IX Ltd.
	1,287	6.350%—12/01/2021[3]	1,248
	3,293	7.350%—12/01/2026[3]	2,040
			3,288
		Odebrecht Offshore Drilling Finance Ltd.
	808	6.720%—12/01/2022	796
	3,308	7.720%—12/01/2026	932
			1,728
		Odebrecht Oil & Gas Finance Ltd.
	2,183	0.000%—09/12/2019[3,7,9]	36
		Rio Oil Finance Trust
	2,270	9.250%—07/06/2024	2,536
		Southern California Gas Co.
	900	3.200%—06/15/2025	923
			17,433
PHARMACEUTICALS—1.7%
		Abbvie Inc.
	1,000	3.200%—11/06/2022	1,018
		Allergan Funding SCS
	6,700	3.000%—03/12/2020	6,717
	2,200	3.450%—03/15/2022	2,243
			8,960
		Bayer US Finance II LLC
	6,300	3.875%—12/15/2023[3]	6,509
	2,800	4.250%—12/15/2025[3]	2,944
			9,453
		Mylan NV
EUR	5,100	2.250%—11/22/2024	6,102
		Takeda Pharmaceutical Co. Ltd.
	$3,900	4.400%—11/26/2023[3]	4,170

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
PHARMACEUTICALS—Continued
		Teva Pharmaceutical Finance Netherlands III BV
	$3,000	6.750%—03/01/2028	$2,696
			32,399
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
		Tesco Property Finance 5 plc
GBP	2,258	5.661%—10/13/2041	3,568
ROAD & RAIL—0.3%
		ERAC USA Finance LLC
	$2,600	3.300%—10/15/2022[3]	2,663
		Penske Truck Leasing Co. LP / PTL Finance Corp.
	3,800	2.700%—03/14/2023[3]	3,804
		TTX Co. MTN[8]
	250	2.600%—06/15/2020[3]	250
			6,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3,800	3.000%—01/15/2022	3,816
	3,800	3.875%—01/15/2027	3,713
			7,529
		Broadcom Inc.
	4,900	3.125%—10/15/2022[3]	4,921
		NXP BV / NXP Funding LLC
	700	4.125%—06/01/2021[3]	716
	1,800	4.625%—06/15/2022[3]	1,885
			2,601
			15,051
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
		Dell International LLC / EMC Corp.
	4,000	5.450%—06/15/2023[3]	4,317
		EMC Corp.
	3,600	2.650%—06/01/2020	3,582
		Hewlett Packard Enterprise Co.
	5,900	3.009% (3 Month USD Libor + 0.720) 10/05/2021[2]	5,902
			13,801
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society
	5,300	4.363% (3 Month USD Libor + 1.392) 08/01/2024[2,3]	5,510
TOBACCO—0.2%
		Japan Tobacco Inc. MTN[8]
	800	2.000%—04/13/2021	792
		Reynolds American Inc.
	3,600	4.000%—06/12/2022	3,730
			4,522
TRADING COMPANIES & DISTRIBUTORS—1.5%
		AerCap Ireland Capital DAC / Aercap Global Aviation Trust
	2,000	3.500%—05/26/2022	2,035
	5,500	4.875%—01/16/2024	5,912
			7,947
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TRADING COMPANIES & DISTRIBUTORS—Continued
		Air Lease Corp.
	$2,500	3.875%—04/01/2021	$2,553
		Air Lease Corp. MTN[8]
	3,600	4.250%—02/01/2024	3,790
		Aviation Capital Group LLC
	3,900	2.875%—01/20/2022[3]	3,927
	3,300	3.875%—05/01/2023[3]	3,406
	5,300	4.125%—08/01/2025[3]	5,541
			12,874
		International Lease Finance Corp.
	837	8.250%—12/15/2020	900
		Mitsubishi Corp. MTN[8]
	400	2.625%—07/14/2022	401
			28,465
TRANSPORTATION INFRASTRUCTURE—0.1%
		Central Nippon Expressway Co. Ltd.
	1,150	2.849%—03/03/2022	1,159
WIRELESS TELECOMMUNICATION SERVICES—0.2%
		Sprint Communications Inc.
	800	6.000%—11/15/2022	852
	1,400	7.000%—08/15/2020	1,456
			2,308
		Sprint Corp.
	1,390	7.250%—09/15/2021	1,496
			3,804
TOTAL CORPORATE BONDS & NOTES
(Cost $934,636)			948,702

ESCROW—0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	—[x]

FOREIGN GOVERNMENT OBLIGATIONS—12.0%
Principal Amount
		Brazil Letras Do Tesouro Nacional
BRL	188,300	0.000%—10/01/2019-04/01/2020[9]	47,960
		Japan Finance Organization For Municipalities MTN[8]
	$6,800	2.625%—04/20/2022[3]	6,876
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	7,033
		Japan Treasury Discount Bill
JPY	11,910,000	0.000%—08/19/2019-08/26/2019[9]	109,488
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	4,403
		Province of Quebec Canada
	3,800	3.500%—12/01/2022	3,036
	13,900	4.250%—12/01/2021	11,133
			14,169

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Qatar Government International Bond
	$5,500	3.375%—03/14/2024[3]	$5,727
		Spain Government Bond
EUR	9,600	1.400%—07/30/2028[3]	11,798
	5,400	1.450%—04/30/2029[3]	6,673
	3,300	1.850%—07/30/2035[3]	4,263
			22,734
		Spain Government Bond MTN[8]
	12,700	0.600%—10/31/2029[3]	14,512
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $236,001)			232,902

MORTGAGE PASS-THROUGH—47.1%
		Bancorp Commercial Mortgage Trust
		Series 2018-CRE4 Cl. A
	$4,528	3.225% (1 Month USD Libor + 0.900) 09/15/2035[2,3]	4,532
		Federal Home Loan Mortgage Corp.
	5,900	2.700%—08/01/2023	5,926
	322	4.500%—12/01/2040-09/01/2041	348
	30	4.550% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[2]	31
	4	4.676% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.209) 06/01/2024[2]	4
	909	5.500%—02/01/2038-07/01/2038	1,016
	3,317	6.000%—01/01/2029-05/01/2040	3,775
			11,100
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	18,279	1.249%—08/25/2022[2]	589
		Federal Home Loan Mortgage Corp. REMIC[6]
	5,003	2.725% (1 Month USD Libor + 0.400) 06/15/2041[2]	5,006
	18	2.775% (1 Month USD Libor + 0.450) 11/15/2030[2]	18
	33	8.000%—08/15/2022	34
	2	9.000%—12/15/2020	2
			5,060
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	94	3.503% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[2]	94
		Series E3 Cl. A
	35	4.017%—08/15/2032[5]	35
			129
		Federal Housing Authority Project
	—	7.400%—02/01/2021	—[x]
		Federal National Mortgage Association
	5,300	2.310%—08/01/2022	5,310
	6,000	2.870%—09/01/2027	6,205
	426	3.000%—02/01/2021-11/01/2025	435
	427	3.330%—11/01/2021	435
	207	3.883% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[2]	205
	15,114	4.000%—09/01/2023-06/01/2049	15,915
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$456	4.412% (12 Month USD Libor + 1.693) 08/01/2035[2]	$478
55	4.428% (12 Month USD Libor + 1.674) 05/01/2035[2]	58
10,266	4.500%—07/01/2020-11/01/2048	10,796
738	4.592% (12 Month USD Libor + 1.715) 06/01/2035[2]	778
2,551	5.000%—10/01/2031-06/01/2044	2,747
24,739	5.500%—01/01/2025-09/01/2041	27,523
7,764	6.000%—07/01/2023-06/01/2040	8,749
		79,634
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
4,554	2.712% (1 Month USD Libor + 0.310) 06/25/2055[2]	4,530
	Series 2011-98 Cl. ZL
73,390	3.500%—10/25/2041	76,620
	Series 2006-5 Cl. 3A2
58	4.465%—05/25/2035[5]	61
	Series 2003-25 Cl. KP
474	5.000%—04/25/2033	519
	Series 2003-W1 Cl. 1A1
161	5.336%—12/25/2042[2]	174
		81,904
	Federal National Mortgage Association TBA[10]
140,200	3.000%—09/12/2049	141,361
14,740	3.500%—09/17/2034-08/13/2049	49,671
76,800	3.500%—09/12/2049[5]	78,621
77,200	4.000%—08/19/2034-09/12/2049	79,918
3,500	4.500%—08/13/2049	3,669
1,000	5.500%—09/12/2049	1,071
		354,311
	Government National Mortgage Association
600	3.000%—09/19/2049	612
65,556	4.500%—06/20/2048-09/19/2049	68,247
12,464	5.000%—08/15/2033-05/20/2049	13,274
		82,133
	Government National Mortgage Association II
100	3.750% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 7.500) 08/20/2022-07/20/2027[2]	102
21	3.875% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[2]	21
263	4.000% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 3.000) 01/20/2025-02/20/2032[2]	273
104	4.125% (US Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 9.000) 12/20/2024-11/20/2029[2]	106
		502
	Government National Mortgage Association TBA[10]
2,000	3.000%—8/21/2049	2,043
68,200	3.500%—09/19/2049	70,450

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$164,900	4.000%—8/21/2049-09/19/2049	$171,229
48,800	5.000%—8/21/2049	51,224
		294,946
TOTAL MORTGAGE PASS-THROUGH
(Cost $907,636)		914,840

MUNICIPAL BONDS—0.1%
	Chicago Transit Authority
220	6.300%—12/01/2021	230
	City of Chicago, IL
816	7.750%—01/01/2042	921
TOTAL MUNICIPAL BONDS
(Cost $1,022)		1,151

U.S. GOVERNMENT OBLIGATIONS—34.3%
	U.S. Treasury Bonds
14,000	2.250%—08/15/2046[11]	13,219
32,500	2.500%—02/15/2045[11]	32,370
1,700	2.500%—02/15/2046	1,691
42,100	2.875%—05/15/2043-05/15/2049[11]	45,073
2,100	3.000%—05/15/2042	2,299
10,900	3.000%—02/15/2048[11]	11,930
69,800	3.125%—02/15/2042-08/15/2044[11]	77,868
459	3.375%—11/15/2048	540
1,800	3.625%—02/15/2044	2,174
4,200	4.250%—05/15/2039[11]	5,492
10,500	4.375%—05/15/2040[11]	13,976
12,000	4.625%—02/15/2040[11]	16,463
		223,095
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Indexed Bonds[12]
$12,143	0.375%—07/15/2027	$12,282
15,839	0.500%—04/15/2024	16,007
33,040	0.625%—04/15/2023-01/15/2026	33,617
43,930	0.750%—07/15/2028-02/15/2045	45,518
52,152	0.875%—01/15/2029-02/15/2047	54,921
10,783	1.000%—02/15/2048-02/15/2049	11,485
2,527	1.375%—02/15/2044	2,900
		176,730
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[11]	16,721
21,000	1.750%—09/30/2022[11]	20,946
15,200	1.750%—06/30/2024	15,141
25,100	1.875%—07/31/2022[11]	25,127
90,500	2.000%—08/31/2021-12/31/2021[11]	90,775
68,200	2.250%—11/15/2024-08/15/2027[11]	69,668
27,900	2.625%—02/15/2029[11]	29,380
		267,758
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $651,339)		667,583
TOTAL INVESTMENTS—158.2%
(Cost $3,032,686)		3,074,198
CASH AND OTHER ASSETS, LESS LIABILITIES—(58.2)%		(1,130,919)
TOTAL NET ASSETS—100.0%		$1,943,279

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 3 year (Short)	93	09/16/2019	AUD 10,737	$ (39)
Australian Government Bond Futures 10 year (Short)	828	09/16/2019	120,243	(1,378)
Canadian Government Bond Futures 10 year (Short)	173	09/19/2019	CAD 24,620	(178)
Euro-BTP Futures (Long)	163	09/06/2019	EUR 22,789	25
Euro-BUXL Bond Futures 30 year (Short)	103	09/06/2019	21,525	(1,333)
Euro-OAT Futures (Short)	403	09/06/2019	67,394	(2,604)
United Kingdom GILT Futures 90 day (Short)	102	09/26/2019	GBP 13,549	(493)
Eurodollar Futures-CME 90 day (Long)	140	06/15/2020	$ 34,367	6
U.S. Treasury Bond Futures 30 year (Long)	153	09/19/2019	23,806	131
U.S. Treasury Note Futures 5 year (Long)	3,047	09/30/2019	358,189	1,675
U.S. Treasury Note Futures 10 year (Long)	423	09/19/2019	53,900	(82)
Total Futures Contracts				$(4,270)

PURCHASED OPTIONS
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-Bund Futures Option (Put)	Eurex	EUR 151.50	08/23/2019	283	$3	$3

Harbor Bond Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN—Continued
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-OAT Futures Option (Call)	Eurex	EUR 178.00	08/23/2019	60	$1	$1
Total Purchased Options that Require Periodic Settlement of Variation Margin					$4	$4
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	$ 194.00	08/23/2019	268	$2	$—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	195.00	08/23/2019	309	3	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.25	08/23/2019	661	6	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.50	08/23/2019	1,322	11	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.75	08/23/2019	767	7	1
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	110.00	08/23/2019	128	1	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	110.50	08/23/2019	99	1	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	111.00	08/23/2019	73	1	—
Total Purchased Options Not Settled Through Variation Margin					$32	$3
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	2.94%	12/12/2019	1,800,000	$86	$1
Total Purchased Swap Options Not Settled Through Variation Margin							$86	$1
Total Purchased Options							$122	$8

WRITTEN OPTIONS
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures Option (Put)	Eurex	EUR 170.50	08/23/2019	272	$142	$(3)
Euro-Bund Futures Option (Put)	Eurex	171.00	08/23/2019	112	59	(2)
Euro-Bund Futures Option (Put)	Eurex	173.50	08/23/2019	122	36	(22)
Total Written Options that Require Periodic Settlement of Variation Margin					$237	$(27)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	215.949[j]	03/12/2020	13,400,000	$114	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687[j]	04/07/2020	32,400,000	289	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965[j]	09/29/2020	14,800,000	191	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	215.949[j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011[j]	10/13/2020	15,600,000	153	—
Total Written Options Not Settled Through Variation Margin					$785	$—

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	Markit iTraxx Europe	Sell	2.400%	09/18/2019	4,400,000	$7	$—
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.750	12/12/2019	7,800,000	85	—
Total Written Swap Options Not Settled Through Variation Margin							$92	$—
Total Written Options							$1,114	$(27)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 24	ARS 1,053	08/08/2019	$ —
BNP Paribas SA	$ 17,049	AUD 24,665	09/03/2019	(160)
JP Morgan Chase Bank NA	$ 19,504	AUD 27,695	08/02/2019	(563)
BNP Paribas SA	AUD 24,665	$ 17,031	08/02/2019	162
Citibank NA	AUD 1,844	$ 1,292	08/02/2019	31
JP Morgan Chase Bank NA	AUD 1,186	$ 822	08/02/2019	11
BNP Paribas SA	$ 10,555	BRL 40,300	01/03/2020	(117)
JP Morgan Chase Bank	$ 11,368	BRL 103,300	01/03/2020	(343)
BNP Paribas SA	BRL 34,500	$ 9,076	10/02/2019	81
BNP Paribas SA	BRL 67,500	$ 17,611	01/03/2020	127
BNP Paribas SA	BRL 89,900	$ 21,827	04/02/2020	(1,318)
Citibank NA	BRL 76,100	$ 18,786	01/03/2020	(926)
Citibank NA	BRL 45,100	$ 10,944	04/02/2020	(667)
JP Morgan Chase Bank	BRL 18,800	$ 4,944	10/02/2019	43
Barclays Bank plc	$ 1,399	GBP 1,115	08/15/2019	(42)
BNP Paribas SA	$ 4,660	GBP 3,671	08/15/2019	(192)
Citibank NA	$ 28,640	GBP 31,428	08/15/2019	(1,649)
JP Morgan Chase Bank NA	$ 1,583	GBP 1,210	08/15/2019	(110)
BNP Paribas SA	GBP 17,949	$ 23,129	08/15/2019	1,284
Citibank NA	GBP 4,772	$ 36,788	08/15/2019	1,800
JP Morgan Chase Bank NA	GBP 7,152	$ 24,723	08/15/2019	1,426
Citibank NA	$ 10,386	CAD 13,681	08/02/2019	(19)
JP Morgan Chase Bank NA	$ 8,796	CAD 11,474	08/02/2019	(102)
Citibank NA	CAD 13,681	$ 10,392	09/03/2019	19
HSBC Bank USA	CAD 25,155	$ 19,183	08/02/2019	122
Barclays Bank plc	$ 1,567	EUR 1,397	08/15/2019	(18)
BNP Paribas SA	$ 9,075	EUR 12,891	08/15/2019	(230)
Goldman Sachs Bank USA	$ 15,133	EUR 13,445	08/15/2019	(231)
BNP Paribas SA	EUR 1,896	$ 24,166	08/15/2019	195
Citibank NA	EUR 1,104	$ 29,958	08/15/2019	625
JP Morgan Chase Bank NA	EUR 12,626	$ 14,193	08/15/2019	199
UBS AG	EUR 25,116	$ 28,420	08/15/2019	582
JP Morgan Chase Bank	$ 142	INR 10,029	09/18/2019	2
BNP Paribas SA	$ 4,919	JPY 925,700	08/15/2019	(67)
BNP Paribas SA	$ 21,356	JPY 2,325,400	08/15/2019	43
JP Morgan Chase Bank NA	$ 29,384	JPY 6,758,200	08/15/2019	(673)
Barclays Bank plc	JPY 1,950,000	$ 17,894	08/19/2019	(57)
Citibank NA	JPY 814,000	$ 7,474	08/15/2019	(17)
JP Morgan Chase Bank NA	JPY 1,911,000	$ 17,556	08/15/2019	(29)
UBS AG	JPY 1,954,000	$ 32,122	08/19/2019	(96)
UBS AG	JPY 6,460,000	$ 59,482	08/26/2019	(17)
Citibank NA	$ 6,143	MXN 120,738	08/14/2019	142
Goldman Sachs Bank USA	$ 5,536	MXN 110,040	08/14/2019	192
Barclays Bank plc	MXN 23,024	$ 1,159	08/14/2019	(40)
BNP Paribas SA	MXN 13,150	$ 680	08/14/2019	(5)
Goldman Sachs Bank USA	MXN 77	$ 4	08/14/2019	—
HSBC Bank USA	MXN 67,602	$ 4,060	08/14/2019	(41)
NatWest Markets Plc	MXN 109,555	$ 5,512	08/14/2019	(191)
BNP Paribas SA	$ 129	RUB 8,441	08/15/2019	3

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 8,121	CHF 15,781	08/02/2019	$(150)
HSBC Bank USA	$ 24,566	CHF 24,309	09/03/2019	(47)
JP Morgan Chase Bank NA	$ 8,661	CHF 8,528	08/02/2019	(84)
HSBC Bank USA	CHF 24,309	$ 24,496	08/02/2019	50
Goldman Sachs Bank USA	TRY 818	$ 137	10/16/2019	(6)
Total Forward Currency Contracts				$(1,068)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	1.750%	Semi-annual	12/16/2046	CAD 1,900	$129	$(25)	$154
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.501	Annual	07/04/2042	EUR 19,600	4,977	—	4,977
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.250	Annual	09/18/2049	7,200	1,643	54	1,589
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.250	Semi-annual	09/18/2024	GBP 39,300	(1,341)	106	(1,447)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.000	Semi-annual	12/18/2029	7,800	(139)	34	(173)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-annual	09/18/2049	10,500	(1,499)	169	(1,668)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.250	Semi-annual	12/18/2049	9,500	(573)	(200)	(373)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	JPY 11,580,000	(2,795)	(643)	(2,152)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	7,800,000	(1,875)	(485)	(1,390)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(583)	(114)	(469)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	1,020,000	(275)	73	(348)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	5,480,000	1,813	209	1,604
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-annual	06/18/2028	770,000	(267)	(1)	(266)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	670,000	(277)	(49)	(228)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	2,120,000	(1,912)	45	(1,957)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	220,000	(219)	—	(219)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.705	Semi-annual	10/31/2038	640,000	(528)	41	(569)

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.785%	Semi-annual	11/12/2038	JPY 320,000	$(309)	$1	$(310)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	12/20/2038	2,785,000	(2,501)	167	(2,668)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semi-annual	03/21/2048	240,000	(406)	(8)	(398)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 86,000	3,897	(1,931)	5,828
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.905	Semi-annual	08/22/2048	16,600	(2,793)	1,637	(4,430)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.930	Semi-annual	08/22/2048	6,000	(1,044)	637	(1,681)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.940	Semi-annual	08/22/2048	5,300	(934)	518	(1,452)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	06/20/2028	51,400	(1,394)	2,891	(4,285)
Centrally Cleared Interest Rate Swaps									(12,331)
Interest Rate Swaps									$(12,331)
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 29 Version 2 0.001%	Buy	1.000%	06/20/2023	0.373%	Quarterly	EUR 60,400	$(1,728)	$(1,070)	$(658)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.508	Quarterly	5,000	87	(244)	331
ICE Group	Ford Motor Company 4.346% due 12/08/2026	Sell	5.000	06/20/2023	1.387	Quarterly	$ 2,100	293	313	(20)
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	0.654	Quarterly	2,700	45	(120)	165
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	06/20/2024	0.754	Quarterly	1,900	24	(6)	30
ICE Group	MBIA Inc. 6.625% due 10/01/2028	Sell	5.000	12/20/2019	0.296	Quarterly	7,000	170	(238)	408
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2021	0.218	Quarterly	6,900	137	2	135

Harbor Bond Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000%	09/20/2020	0.245%	Quarterly	$ 8,000	$78	$128	$(50)
Centrally Cleared Credit Default Swaps										$341
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	AXA Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	1.186%	Quarterly	$ 4,200	$(23)	$(114)	$91
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	0.161	Quarterly	400	2	(42)	44
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	03/20/2020	0.209	Quarterly	200	1	(37)	38
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	0.161	Quarterly	2,100	9	(237)	246
Over-the-Counter Credit Default Swaps										419
Credit Default Swaps										$760
Total Swaps										$(11,571)

FIXED INCOME INVESTMENTS SOLD SHORT — (0.7)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 9,000	Federal National Mortgage Association TBA[10] 6.000%—09/12/2049	$ 9,880	$ (9,891)
4,400	Federal National Mortgage Association TBA[10] 5.000%—09/12/2049	4,669	(4,672)
Total Fixed Income Investments Sold Short		$14,549	$(14,563)
REVERSE REPURCHASE AGREEMENTS — (23.7)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of Montreal	2.370 - 2.570%	07/08/2019 - 07/16/2019	08/02/2019 -10/16/2019	$ 67,162	$ (67,162)
Bank of Nova Scotia	2.290 - 2.530	07/01/2019 - 07/31/2019	08/01/2019 - 10/02/2019	208,064	(208,064)
JP Morgan Chase	2.380 - 2.580	05/03/2019 - 07/29/2019	08/05/2019 - 08/15/2019	156,503	(156,503)
Royal Bank of Canada	2.610	06/04/2019	08/02/2019	29,225	(29,225)
Total Reverse Repurchase Agreements				$ 460,954	$ (460,954)
SALE-BUYBACK TRANSACTIONS — (1.7)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
BNP Paribas	1.750%	07/31/2019	10/30/2019	$4,890	$(4,889)
Morgan Stanley	2.500	07/25/2019	08/07/2019	15,840	(17,651)
UBS Securities LLC	1.750	07/23/2019	08/01/2019	10,274	(10,301)
Total Sale-Buyback Transactions				$ 31,004	$(32,841)

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$171,426	$—	$171,426
Bank Loan Obligations	—	—	5,198	5,198
Collateralized Mortgage Obligations	—	132,396	—	132,396
Corporate Bonds & Notes	—	948,702	—	948,702
Escrow	—	—	—	—
Foreign Government Obligations	—	232,902	—	232,902
Mortgage Pass-Through	—	914,840	—	914,840
Municipal Bonds	—	1,151	—	1,151
U.S. Government Obligations	—	667,583	—	667,583
Total Investments in Securities	$—	$3,069,000	$5,198	$3,074,198
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$7,139	$—	$7,139
Futures Contracts	1,837	—	—	1,837
Purchased Options	7	1	—	8
Swap Agreements	—	15,640	—	15,640
Total Financial Derivative Instruments - Assets	$1,844	$22,780	$—	$24,624
Liability Category
Fixed Income Investments Sold Short	$—	$(14,563)	$—	$(14,563)
Reverse Repurchase Agreements	—	(460,954)	—	(460,954)
Sale-Buyback Transactions	—	(32,841)	—	(32,841)
Total Investments Sold Short and Secured Borrowings	$—	$(508,358)	$—	$(508,358)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(8,207)	$—	$(8,207)
Futures Contracts	(6,107)	—	—	(6,107)
Swap Agreements	—	(27,211)	—	(27,211)
Written Options	(27)	—	—	(27)
Total Financial Derivative Instruments - Liabilities	$(6,134)	$(35,418)	$—	$(41,552)
Total Investments	$(4,290)	$2,548,004	$5,198	$2,548,912
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2019W (000s)
Bank Loan Obligations	$5,185	$—	$—	$20	$—	$(7)	$—	$—	$5,198
Escrow	—	—	—	—	—	—	—	—	—
Mortgage Pass-Through	1	—	—	—	—	—	—	(1)	—
	$5,186	$—	$—	$20	$—	$(7)	$—	$(1)	$5,198
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2019 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Bank Loan Obligations
Revolver Term Out Loan	$ 5,198	Benchmark Pricing	Base Price	$ 99.95
Escrow
General Motors Co. Escrow	—	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
$5,198

Harbor Bond Fund
Portfolio of Investments—Continued

*		Security in Default
1		CLO after the name of a security stands for Collateralized Loan Obligation.
2		Variable rate security; the stated rate represents the rate in effect at July 31, 2019. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $526,501 or 27% of net assets.
4		Step coupon security; the stated rate represents the rate in effect at July 31, 2019.
5		Floating rate security; the stated rate represents the rate in effect at July 31, 2019.
6		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7		Perpetuity bond; the maturity date represents the next callable date.
8		MTN after the name of a security stands for Medium Term Note.
9		Zero coupon bond
10		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2019. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11		At July 31, 2019, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $481,712 or 25% of net assets.
12		Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. At July 31, 2019, the maximum exposure to loss of the notional value outstanding as the seller of credit default swaps was $41,035.
f		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
h		Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing.
j		Amount represents index value
w		The net realized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2019 (000s)
	Bank Loan Obligations	$4
	Escrow	(15)
$(11)
x		Fair valued in accordance with Harbor Funds Valuation Procedures.
ARS		Argentine Peso
AUD		Australian Dollar
BRL		Brazilian Real
GBP		British Pound
CAD		Canadian Dollar
CHF		China Yuan Renminbi
EUR		Euro
INR		Indiana Rupee
JPY		Japanese Yen
MXN		Mexican Peso
RUB		Russian Ruble
TRY		Turkish Lira
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—6.2%
Principal Amount			Value
		Countrywide Asset-Backed Certificates
		Series 2007-1A Cl. 1
	$47	2.406% (1 Month USD Libor + 0.140) 07/25/2037[1]	$43
		Series 2007-8 Cl. 1A1
	219	2.456% (1 Month USD Libor + 0.190) 11/25/2037[1]	212
		Series 2006-19 Cl. 2A3
	100	2.516% (1 Month USD Libor + 0.250) 03/25/2037[1]	95
			350
		Credit-Based Asset Servicing & Securitization LLC
		Series 2007-CB6 Cl. A3
	164	2.486% (1 Month USD Libor + 0.220) 07/25/2037[1,2]	112
		Crown Point CLO Ltd.[3]
		Series 2018-5A Cl. A
	300	3.243% (3 Month USD Libor + 0.940) 07/17/2028[1,2]	299
		Euro-Galaxy V CLO BV3
		Series 2016-ARV Cl. 5A
EUR	250	0.820% (3 Month EUR Libor + 0.820) 11/10/2030[1,2]	277
		Evans Grove CLO Ltd.[3]
		Series 2018-1A Cl. A1
	$200	3.441% (3 Month USD Libor + 0.920) 05/28/2028[1,2]	198
		Figueroa CLO Ltd.[3]
		Series 2013-2A Cl. A1RR
	100	3.237% (3 Month USD Libor + 0.850) 06/20/2027[1,2]	100
		Fremont Home Loan Trust
		Series 2006-C Cl. 1A1
	23	2.401% (1 Month USD Libor + 0.135) 10/25/2036[1]	22
		GSAMP Trust
		Series 2004-WF Cl. M2
	69	3.916% (1 Month USD Libor + 1.100) 10/25/2034[1]	67
		Home Equity Mortgage Loan Asset-Backed Trust
		Series 2007-A Cl. 1A
	30	2.486% (1 Month USD Libor + 0.220) 04/25/2037[1]	24
		JMP Credit Advisors CLO IIIR Ltd.[3]
		Series 2014-1RA Cl. A
	250	3.153% (3 Month USD Libor + 0.850) 01/17/2028[1,2]	249
		Legacy Mortgage Asset Trust
		Series 2019-GS3 Cl. 1
	97	3.750%—04/25/2059[2,4]	99
		LoanCore Ltd.
		Series 2019-CRE2 Cl. A
	100	3.455% (1 Month USD Libor + 1.130) 05/09/2036[1,2]	100
		Long Beach Mortgage Loan Trust
		Series 2006-7 Cl. 2A2
	29	2.386% (1 Month USD Libor + 0.120) 08/25/2036[1]	15
		Series 2006-WL3 Cl. 2A4
	257	2.566% (1 Month USD Libor + 0.300) 01/25/2036[1]	241
		Series 2005-WL2 Cl. M2
	308	3.001% (1 Month USD Libor + 0.490) 08/25/2035[1]	310
			566
		MASTR Asset Backed Securities Trust
		Series 2006-HE2 Cl. A4
	175	2.506% (1 Month USD Libor + 0.240) 06/25/2036[1]	102
		Morgan Stanley ABS Capital I Inc. Trust
		Series 2006-HE8 Cl. A2FP
	95	2.336% (1 Month USD Libor + 0.070) 10/25/2036[1]	58
		Morgan Stanley Mortgage Loan Trust
		Series 2006-15XS Cl. A6A
	107	5.910%—11/25/2036[4]	46
		Mountain View CLO X Ltd.[3]
		Series 2015-10A Cl. AR
	200	3.123% (3 Month USD Libor + 0.820) 10/13/2027[1,2]	199
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Navient Student Loan Trust
	Series 2016-7A Cl. A
$140	3.416% (1 Month USD Libor + 1.150) 03/25/2066[1,2]	$141
	New Century Home Equity Loan Trust
	Series 2004-4 Cl. M1
86	3.031% (1 Month USD Libor + 0.510) 02/25/2035[1]	85
	Octagon Investment Partners XXIII Ltd.
	Series 2015-A1R Cl. 1A
260	3.153% (3 Month USD Libor + 0.855) 07/15/2027[1,2]	259
	Saxon Asset Securities Trust
	Series 2007-3 Cl. 1A
50	2.576% (1 Month USD Libor + 0.310) 09/25/2047[1]	49
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-HE1 Cl. A2C
169	2.426% (1 Month USD Libor + 0.160) 07/25/2036[1]	87
	Soundview Home Loan Trust
	Series 2007-OPT1 Cl. 1A1
38	2.466% (1 Month USD Libor + 0.200) 06/25/2037[1]	29
	Series 2006-OPT2 Cl. A4
200	2.546% (1 Month USD Libor + 0.280) 05/25/2036[1]	196
		225
	SpringCastle Funding Asset-Backed Notes
	Series 2019-AA Cl. A
190	3.200%—05/27/2036[2]	191
	Starwood Commercial Mortgage Ltd. Trust
	Series 2019-FL1 Cl. A
200	3.369% (1 Month USD Libor + 1.080) 07/15/2038[1,2]	200
	TICP CLO III-2 Ltd.[3]
	Series 2018-3R Cl. A
250	3.118% (3 Month USD Libor + 0.840) 04/20/2028[1,2]	249
	Venture XII CLO Ltd.[3]
	Series 2012-12A Cl. ARP
240	3.321% (3 Month USD Libor + 0.800) 02/28/2026[1,2]	239
	Venture XVI CLO Ltd.[3]
	Series 2014-16A Cl. ARR
400	3.153% (3 Month USD Libor + 0.850) 01/15/2028[1,2]	399
	Volt LXII LLC
	Series 2017-NPL9 Cl. A1
57	3.125%—09/25/2047[2,4]	57
TOTAL ASSET-BACKED SECURITIES
(Cost $4,886)		5,049

COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
	Alliance Bancorp Trust
	Series 2007 Cl. OA1
61	2.506% (1 Month USD Libor + 0.240) 07/25/2037[1]	56
	Alternative Loan Trust
	Series 2007-4CB Cl. 1A
20	6.000%—04/25/2037	20
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-12 Cl. 23A1
32	4.162%—02/25/2036[1]	30
	Series 2006-2 Cl. 3A2
16	4.333%—07/25/2036[1]	16
		46
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
253	3.066% (1 Month USD Libor + 0.800) 08/25/2035[1,2]	237
	Series 2007-AR4 Cl. 1A1A
119	4.533%—03/25/2037[1]	119
		356

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Countrywide Alternative Loan Trust
		Series 2005-29CB Cl. A4
	$61	5.000%—07/25/2035	$53
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2004-HYB5 Cl. 2A1
	11	4.381%—04/20/2035[1]	11
		First Horizon Alternative Mortgage Securities Trust
		Series 2006-FA8 Cl. 1A7
	9	6.000%—02/25/2037	7
		Hawksmoor Mortgages
		Series 2019-1A Cl. A
GBP	300	1.758% (Sonia Interest Rate Benchmark + 1.050) 05/25/2053[1,2]	366
		Lavender Trust
		Series 2010-RR2A Cl. A4
	$1,077	6.250%—10/26/2036[2]	854
		Morgan Stanley Mortgage Loan Trust
		Series 2006-8AR Cl. 6A1
	80	4.526%—06/25/2036[1]	82
		Residential Accredit Loans Inc.
		Series 2007-QH8 Cl. A
	106	3.398%—10/25/2037[1]	100
		Residential Asset Securitization Trust
		Series 2006-R1 Cl. A2
	47	2.666% (1 Month USD Libor + 0.400) 01/25/2046[1]	20
		Towd Point Mortgage Funding
		Series 2019-GR4A Cl. A1
GBP	283	1.798% (3 Month GBP Libor + 1.025) 10/20/2051[1,2]	346
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2003-AR9 Cl. 2A
	$12	4.382%—09/25/2033[1]	12
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,242)			2,329

CORPORATE BONDS & NOTES—8.0%
AUTOMOBILES—0.5%
		Ford Motor Credit Co. LLC MTN[5]
EUR	400	0.121% (3 Month EUR Libor + 0.430) 05/14/2021[1]	441
BANKS—1.8%
		Bank of America Corp.
	$60	5.875% (3 Month USD Libor + 2.931) 03/15/2028[1,6]	64
		Deutsche Bank AG/New York
	500	4.250%—10/14/2021	505
		ING Bank NV MTN[5]
	100	2.625%—12/05/2022[2]	102
		Toronto Dominion Bank
	200	2.250%—03/15/2021[2]	200
		UniCredit SpA MTN[5]
	500	7.830%—12/04/2023[2]	581
			1,452
CAPITAL MARKETS—1.0%
		Goldman Sachs Group Inc.
	500	3.610% (3 Month USD Libor + 1.200) 09/15/2020[1]	505
		UBS AG
	300	3.031% (3 Month USD Libor + 0.580) 06/08/2020[1,2]	301
			806
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CONSUMER FINANCE—0.5%
		BOC Aviation Ltd. MTN[5]
	$200	2.375%—09/15/2021[2]	$198
		FCE Bank plc MTN[5]
EUR	200	1.875%—06/24/2021	228
			426
DIVERSIFIED FINANCIAL SERVICES—0.1%
		BAT Capital Corp.
	$100	3.118% (3 Month USD Libor + 0.590) 08/14/2020[1]	100
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
		AT&T Inc.
	100	3.270% (3 Month USD Libor + 0.750) 06/01/2021[1]	101
	100	5.150%—02/15/2050	111
			212
ELECTRIC UTILITIES—0.2%
		Nextera Energy Capital Holdings Inc.
	160	2.835% (3 Month USD Libor + 0.315) 09/03/2019[1]	160
GAS UTILITIES—0.1%
		Sempra Energy
	100	2.860% (3 Month USD Libor + 0.450) 03/15/2021[1]	100
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
		Emera US Finance LP
	200	2.700%—06/15/2021	200
INTERACTIVE MEDIA & SERVICES—0.1%
		eBay Inc.
	100	2.750%—01/30/2023	101
OIL, GAS & CONSUMABLE FUELS—1.0%
		Dominion Energy Gas Holdings LLC
	100	3.010% (3 Month USD Libor + 0.600) 06/15/2021[1]	100
		Enbridge Inc.
	100	2.738% (3 Month USD Libor + 0.400) 01/10/2020[1]	100
		Petrobras Global Finance BV
	325	5.299%—01/27/2025	351
	200	7.375%—01/17/2027	237
			588
			788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
		Broadcom Inc.
	200	3.125%—04/15/2021[2]	201
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
		Panasonic Corp.
	200	2.536%—07/19/2022[2]	200
TRADING COMPANIES & DISTRIBUTORS—1.3%
		AerCap Ireland Capital Ltd.
	300	4.625%—10/30/2020	307
		Aircastle Ltd.
	500	5.125%—03/15/2021	518
		Avolon Holdings Funding Ltd.
	200	5.500%—01/15/2023[2]	214
			1,039

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
WIRELESS TELECOMMUNICATION SERVICES—0.4%
		Sprint Corp.
	$300	7.250%—09/15/2021	$323
TOTAL CORPORATE BONDS & NOTES
(Cost $6,361)			6,549

FOREIGN GOVERNMENT OBLIGATIONS—12.2%
		Argentina Bonar Bonds
ARS	418	52.010% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[1]	9
		Argentina Pom Politica Monetaria
	4,344	68.470% (Argentina Blended Historical Policy Rate) 06/21/2020[1]	103
		Argentina Treasury Bill
	3,006	0.000%—09/13/2019-05/29/2020[7]	73
		Australia Government Bond
AUD	400	1.250%—02/21/2022[8]	327
	360	3.000%—09/20/2025[8]	366
			693
		Canadian Government Real Return Bond
CAD	311	4.250%—12/01/2026[8]	307
		France Government Bond OAT
EUR	112	1.850%—07/25/2027[8]	157
	1,023	2.250%—07/25/2020[8]	1,171
			1,328
		French Republic Government Bond Oat
	196	0.100%—07/25/2036[2,8]	257
	685	2.100%—07/25/2023[8]	869
			1,126
		Japanese Government CPI Linked Bond[8]
JPY	70,764	0.100%—03/10/2028	678
		Mexican Bonos
MXN	2,386	7.750%—05/29/2031	126
		New Zealand Government Bond
NZD	1,600	2.000%—09/20/2025[8]	1,254
		Peruvian Government International Bond
PEN	200	5.940%—02/12/2029[2]	68
		U.K. Gilt Inflation Linked[8]
GBP	832	0.125%—03/22/2026-08/10/2028	1,287
	1,028	1.250%—11/22/2027	1,736
	858	1.875%—11/22/2022	1,225
			4,248
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,356)			10,013

MORTGAGE PASS-THROUGH—25.8%
		Federal Home Loan Mortgage Corp. REMIC[9]
	$127	2.925% (1 Month USD Libor + 0.600) 12/15/2037[1]	128
		Federal National Mortgage Association REMIC[9]
	29	2.616% (1 Month USD Libor + 0.350) 07/25/2037[1]	29
	50	2.646% (1 Month USD Libor + 0.380) 07/25/2037[1]	50
	22	2.706% (1 Month USD Libor + 0.440) 05/25/2036[1]	22
			101
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Federal National Mortgage Association TBA[10]
$3,000	3.000%—8/13/2049	$3,027
1,200	3.500%—08/13/2049	1,229
6,720	3.500%—09/12/2049[11]	6,879
8,800	4.000%—09/12/2049	9,107
		20,242
	Government National Mortgage Association
392	2.672% (1 Month USD Libor + 0.400) 02/20/2049[1]	392
200	3.030% (12 Month USD Libor + 0.150) 08/20/2068[1]	196
		588
TOTAL MORTGAGE PASS-THROUGH
(Cost $21,034)		21,059

U.S. GOVERNMENT OBLIGATIONS—89.6%
	U.S. Treasury Inflation Indexed Bonds[8]
1,169	0.125%—04/15/2021[12]	1,155
1,300	0.125%—01/15/2023-07/15/2026	1,291
512	0.250%—07/15/2029	511
7,029	0.375%—07/15/2023-07/15/2027	7,091
11,216	0.375%—07/15/2025[12]	11,334
1,036	0.500%—01/15/2028	1,055
6,232	0.625%—07/15/2021-02/15/2043	6,343
2,391	0.750%—07/15/2028-02/15/2045	2,426
3,560	0.875%—01/15/2029-02/15/2047	3,716
533	1.000%—02/15/2046-02/15/2048	567
6,889	1.375%—02/15/2044	7,905
152	1.750%—01/15/2028	170
1,165	2.000%—01/15/2026	1,295
845	2.125%—02/15/2040-02/15/2041	1,096
17,796	2.375%—01/15/2025[12]	19,818
3,225	2.375%—01/15/2027	3,726
2,247	2.500%—01/15/2029	2,704
403	3.375%—04/15/2032	552
369	3.875%—04/15/2029	494
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $71,721)		73,249

SHORT-TERM INVESTMENTS—0.3%
(Cost $250)
COMMERCIAL PAPER—0.3%
	EnCana Corp.
250	3.200%—08/01/2019[2]	250
TOTAL INVESTMENTS—144.9%
(Cost $116,850)		118,498
CASH AND OTHER ASSETS, LESS LIABILITIES—(44.9)%		(36,714)
TOTAL NET ASSETS—100.0%		$81,784

Harbor Real Return Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 3 year (Short)	5	09/16/2019	AUD 577	$ (2)
Australian Government Bond Futures 10 year (Short)	2	09/16/2019	290	(4)
Euro-BOBL Futures (Short)	2	09/06/2019	EUR 270	(2)
Euro-Bund Futures (Long)	35	09/06/2019	6,127	124
Euro-OAT Futures (Short)	30	09/06/2019	5,017	(172)
Euro-Schatz Futures (Short)	180	09/06/2019	20,219	(37)
United Kingdom GILT Futures 90 day (Short)	21	09/26/2019	GBP 2,789	(79)
U.S. Treasury Bond Futures 30 year (Short)	7	09/19/2019	$ 1,089	(37)
U.S. Treasury Note Futures 5 year (Long)	18	09/30/2019	2,116	(1)
U.S. Treasury Note Futures 10 year (Long)	60	09/19/2019	7,645	(16)
Ultra U.S. Treasury Bond Futures 10 year (Short)	5	09/19/2019	888	(6)
Total Futures Contracts				$(232)

PURCHASED OPTIONS
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-BOBL Futures Option (Put)	Eurex	EUR 129.75	08/23/2019	29	$—	$—
Euro-BTP Futures Option (Call)	Eurex	152.00	08/23/2019	13	—	—
Euro-Bund Futures Option (Put)	Eurex	161.50	08/23/2019	11	—	—
Euro-OAT Futures Option (Call)	Eurex	176.00	08/23/2019	31	1	1
Euro-Schatz Futures Option (Call)	Eurex	113.80	08/23/2019	101	1	1
Euro-Schatz Futures Option (Call)	Eurex	114.00	08/23/2019	30	—	—
Total Purchased Options that Require Periodic Settlement of Variation Margin					$2	$2
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	$ 193.00	08/23/2019	5	$—	$—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	194.00	08/23/2019	1	—	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	195.00	08/23/2019	1	—	—
U.S. Treasury Note Bond Option 2 year (Put)	Chicago Board of Trade	102.75	08/23/2019	1	—	—
U.S. Treasury Note Bond Option 2 year (Put)	Chicago Board of Trade	104.13	08/23/2019	12	—	—
U.S. Treasury Note Bond Option 5 year (Call)	Chicago Board of Trade	128.25	08/23/2019	12	—	—
U.S. Treasury Note Bond Option 5 year (Call)	Chicago Board of Trade	130.00	08/23/2019	1	—	—
U.S. Treasury Note Bond Option 10 year (Call)	Chicago Board of Trade	145.50	08/23/2019	34	—	—
U.S. Treasury Note Bond Option 10 year (Call)	Chicago Board of Trade	149.50	08/23/2019	6	—	—
U.S. Treasury Note Bond Option 10 year (Put)	Chicago Board of Trade	115.00	08/23/2019	6	—	—
U.S. Treasury Note Bond Option 10 year (Put)	Chicago Board of Trade	116.00	08/23/2019	16	—	—
U.S. Treasury Note Bond Option 10 year (Put)	Chicago Board of Trade	117.00	08/23/2019	4	—	—
Ultra U.S. Treasury Bond Futures Option 30 year (Call)	Chicago Board of Trade	205.00	08/23/2019	1	—	—
Ultra U.S. Treasury Bond Futures Option 30 year (Call)	Chicago Board of Trade	220.00	08/23/2019	1	—	—
Ultra U.S. Treasury Bond Futures Option 30 year (Put)	Chicago Board of Trade	112.00	08/23/2019	7	—	—
Ultra U.S.Treasury Bond Futures Option 30 year (Put)	Chicago Board of Trade	122.00	08/23/2019	1	—	—
Total Purchased Options Not Settled Through Variation Margin					$—	$—
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy/ Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.650%	08/21/2019	2,200,000	$—	$—
Interest Rate Swap Option (Call)	Barclays Bank plc	Markit CDX North America Investment Grade	Pay	0.450	07/10/2020	200,000	5	8

Harbor Real Return Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Floating Rate Index	Buy/ Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option (Call)	Barclays Bank plc	Markit CDX North America Investment Grade	Pay	0.460%	07/10/2020	300,000	$7	$13
Interest Rate Swap Option (Call)	Citibank NA	Markit iTraxx Europe	Pay	0.490	07/23/2020	300,000	11	15
Total Purchased Swap Options Not Settled Through Variation Margin							$23	$36
Total Purchased Options							$25	$38

WRITTEN OPTIONS
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-BOBL Futures Option (Call)	Eurex	EUR 134.50	08/23/2019	12	$4	$(7)
Euro-Bund Futures Option (Call)	Eurex	172.50	08/23/2019	5	6	(15)
Euro-Bund Futures Option (Put)	Eurex	172.50	08/23/2019	5	5	—
Euro-Schatz Futures Option (Put)	Eurex	112.10	08/23/2019	36	3	—
Total Written Options that Require Periodic Settlement of Variation Margin					$18	$(22)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/ Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	243.273[j]	04/22/2024	4,000,000	$29	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	244.172[j]	05/16/2024	300,000	2	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687[j]	04/07/2020	3,400,000	30	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	234.812[j]	03/24/2020	1,700,000	19	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	238.643[j]	10/02/2020	1,000,000	19	—
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	120.716[j]	06/22/2035	400,000	18	(1)
USD ICE Swap Rate Index 30 year - Floor (Call)	Morgan Stanley Capital Services LLC	1.000%	01/02/2020	5,500,000	5	(2)
Total Written Options Not Settled Through Variation Margin					$122	$(3)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option (Put)	Barclays Bank plc	Markit CDX North America Investment Grade	Sell	0.950%	09/18/2019	400,000	$1	$—
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Sell	1.000	08/21/2019	200,000	—	—
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Sell	1.000	09/18/2019	300,000	1	—
Credit Default Swap Option (Put)	Citibank N.A. London	Markit CDX North America Investment Grade	Sell	1.050	09/18/2019	100,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	0.950	08/21/2019	200,000	—	—
Credit Default Swap Option (Put)	Credit Suisse International	Markit CDX North America Investment Grade	Sell	0.900	08/21/2019	200,000	—	—
Credit Default Swap Option (Put)	Credit Suisse International	Markit CDX North America Investment Grade	Sell	1.050	09/18/2019	100,000	—	—

Harbor Real Return Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Floating Rate Index	Buy Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option (Put)	Deutsche Bank AG	Markit CDX North America Investment Grade	Sell	0.950%	09/18/2019	200,000	$—	$—
Credit Default Swap Option (Put)	Deutsche Bank AG	Markit CDX North America Investment Grade	Sell	1.000	09/18/2019	100,000	—	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	0.900	08/21/2019	400,000	1	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	0.950	09/18/2019	300,000	1	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.000	09/18/2019	200,000	—	—
Credit Default Swap Option (Put)	JP Morgan Chase Bank NA	Markit CDX North America Investment Grade	Sell	1.050	09/18/2019	100,000	—	—
Credit Default Swap Option (Put)	Morgan Stanley Capital Services LLC	Markit CDX North America Investment Grade	Sell	0.900	08/21/2019	200,000	—	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	Markit iTraxx Europe	Sell	2.400	09/18/2019	100,000	—	—
Credit Default Swap Option 5 year (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	2.400	09/18/2019	200,000	1	—
Interest Rate Swap Option (Call)	Barclays Bank plc	Markit iTraxx Europe	Receive	0.100	07/10/2020	1,400,000	11	(24)
Interest Rate Swap Option (Call)	Citibank NA	Markit iTraxx Europe	Receive	0.100	07/23/2020	900,000	11	(16)
Interest Rate Swap Option (Put)	Morgan Stanley Capital Services LLC	Markit CDX North America Investment Grade	Pay	0.950	10/14/2019	2,000,000	9	(3)
Total Written Swap Options Not Settled Through Variation Margin							$36	$(43)
Total Written Options							$176	$(68)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 692	AUD 1,003	08/02/2019	$ (2)
BNP Paribas SA	AUD 1,003	$ 693	09/03/2019	2
Citibank NA	AUD 1,003	$ 702	08/02/2019	11
Citibank NA	$ 418	BRL 1,575	08/02/2019	1
Citibank NA	$ 420	BRL 1,575	09/04/2019	(2)
HSBC Bank USA	$ 213	BRL 819	08/02/2019	5
JP Morgan Chase Bank	$ 197	BRL 756	08/02/2019	4
Citibank NA	BRL 1,575	$ 421	08/02/2019	2
HSBC Bank USA	BRL 819	$ 217	08/02/2019	—
JP Morgan Chase Bank	BRL 756	$ 201	08/02/2019	—
Barclays Bank plc	GBP 3,795	$ 4,619	09/03/2019	(24)
BNP Paribas SA	GBP 3,795	$ 4,821	08/02/2019	184
JP Morgan Chase Bank NA	CAD 406	$ 310	08/02/2019	1
Citibank NA	$ 343	COP 1,096,160	10/15/2019	(11)
BNP Paribas SA	COP 3,214	$ 1	09/25/2019	—
HSBC Bank USA	COP 671,840	$ 409	09/25/2019	10
Citibank NA	$ 42	EUR 38	08/02/2019	—
HSBC Bank USA	$ 3,595	EUR 3,227	08/02/2019	(4)
JP Morgan Chase Bank NA	$ 389	EUR 478	08/02/2019	(11)
Citibank NA	EUR 185	$ 4,257	08/02/2019	92
HSBC Bank USA	EUR 3,227	$ 3,604	09/03/2019	4
Goldman Sachs Bank USA	$ 403	IDR 5,914,172	09/18/2019	17
HSBC Bank USA	$ 688	JPY 74,772	08/02/2019	—

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	JPY 30,672	$ 283	08/02/2019	$1
HSBC Bank USA	JPY 74,772	$ 690	09/03/2019	—
UBS AG	JPY 44,100	$ 411	08/02/2019	5
HSBC Bank USA	MXN 1,412	$ 72	10/09/2019	(2)
JP Morgan Chase Bank NA	MXN 1,146	$ 58	08/14/2019	(3)
HSBC Bank USA	$ 1,255	NZD 1,896	08/02/2019	(4)
BNP Paribas SA	NZD 1,896	$ 1,266	08/02/2019	15
HSBC Bank USA	NZD 1,896	$ 1,256	09/03/2019	4
BNP Paribas SA	$ 377	RUB 24,594	08/15/2019	10
HSBC Bank USA	SGD 281	$ 206	09/18/2019	—
BNP Paribas SA	$ 215	$ 64	10/09/2019	(1)
Citibank NA	$ 208	ZAR 2,966	10/07/2019	—
BNP Paribas SA	KRW 424,810	$ 358	09/18/2019	(1)
JP Morgan Chase Bank	KRW 47,269	$ 41	09/18/2019	1
HSBC Bank USA	TWD 5,883	$ 238	11/21/2019	(3)
JP Morgan Chase Bank	TWD 3,011	$ 173	11/21/2019	(2)
Total Forward Currency Contracts				$299

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.066%	At maturity	02/15/2024	EUR 170	$1	$—	$1
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.620	At maturity	05/15/2028	260	15	—	15
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.945	At maturity	11/15/2048	60	14	—	14
LCH Group	French Consumer Price Index Ex Tobacco Index	Receive	1.160	At maturity	08/15/2020	20	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Receive	1.345	At maturity	06/15/2021	200	(3)	—	(3)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	At maturity	06/15/2031	GBP 150	(21)	(18)	(3)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.470	At maturity	09/15/2032	1,290	(49)	1	(50)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.500	At maturity	09/15/2033	40	(2)	—	(2)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.579	At maturity	10/15/2033	20	—	—	—
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.572	At maturity	05/15/2034	70	(3)	(1)	(2)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.358	At maturity	04/15/2035	200	(9)	(5)	(4)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.580	At maturity	06/15/2039	70	(1)	—	(1)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.590	At maturity	06/15/2039	80	(1)	—	(1)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.600	At maturity	06/15/2039	270	(2)	—	(2)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	JPY 38,670	(16)	(2)	(14)
CME Group	New Zeland 90 Day Bank Bill Futures Rate Agreement	Receive	3.250	Semi-annual	03/21/2028	NZD 600	(58)	2	(60)

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400%	Semi-annual	03/16/2026	$ 700	$(19)	$—	$(19)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semi-annual	04/21/2026	1,700	(38)	(9)	(29)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semi-annual	04/27/2026	2,000	(45)	(8)	(37)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.850	Semi-annual	07/27/2026	600	(1)	(2)	1
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semi-annual	07/27/2026	3,290	(26)	54	(80)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.765	Semi-annual	07/18/2028	500	(35)	6	(41)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.750	Semi-annual	12/20/2047	70	(9)	3	(12)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semi-annual	06/20/2048	90	(6)	11	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.951	Semi-annual	11/19/2048	100	(17)	—	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	12/11/2049	300	(4)	—	(4)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	03/12/2050	100	(1)	—	(1)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	06/20/2028	1,330	(36)	74	(110)
LCH Group	Federal Funds Effective Rate US	Receive	2.000	Annual	12/15/2047	300	(5)	—	(5)
LCH Group	Federal Funds Effective Rate US	Receive	2.428	Annual	12/20/2047	100	(11)	—	(11)
LCH Group	Federal Funds Effective Rate US	Receive	2.478	Annual	12/20/2047	223	(28)	—	(28)
LCH Group	Federal Funds Effective Rate US	Receive	2.499	Annual	12/20/2047	60	(8)	—	(8)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	1.958	At maturity	03/20/2020	6,400	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	1.430	At maturity	07/25/2020	1,500	—	(1)	1
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.027	At maturity	11/23/2020	500	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.021	At maturity	11/25/2020	400	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	1.875	At maturity	03/14/2021	1,600	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	1.550	At maturity	07/26/2021	300	6	10	(4)

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	1.603%	At maturity	09/12/2021	$ 310	$5	$9	$(4)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.069	At maturity	07/15/2022	200	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.210	At maturity	02/05/2023	950	(16)	—	(16)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.263	At maturity	04/27/2023	270	(6)	—	(6)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.263	At maturity	05/09/2023	140	(3)	—	(3)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.281	At maturity	05/10/2023	220	(6)	—	(6)
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.150	At maturity	09/25/2027	60	1	—	1
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.370	At maturity	06/06/2028	200	9	—	9
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.165	At maturity	04/16/2029	300	5	—	5
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	1.954	At maturity	06/03/2029	350	(1)	—	(1)
Centrally Cleared Interest Rate Swaps									(559)
Interest Rate Swaps									$(559)
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Daimler AG 0.625% due 03/05/2020	Sell	1.000%	12/20/2020	0.193%	Quarterly	EUR 30	$1	$1	$—
ICE Group	Markit CDX North America High Yield Index Series 32 0.001%	Buy	5.000	06/20/2024	3.221	Quarterly	$ 990	(79)	(75)	(4)
Centrally Cleared Credit Default Swaps										$(4)

Harbor Real Return Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500%	10/17/2057	0.000%	Monthly	$ 100	$1	$(5)	$6
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	09/17/2058	0.000	Monthly	100	1	(6)	7
Barclays Bank plc	United Mexican States 4.150% due 03/28/2027	Buy	(1.000)	12/20/2023	1.051	Quarterly	600	—	5	(5)
HSBC Bank USA NA	United Mexican States 4.150% due 03/28/2027	Buy	(1.000)	12/20/2023	1.051	Quarterly	200	—	2	$(2)
Over-the-Counter Credit Default Swaps										6
Credit Default Swaps										$2
Total Swaps										$(557)

FIXED INCOME INVESTMENTS SOLD SHORT — (7.4)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 6,000	Federal National Mortgage Association TBA[10] 3.000%—08/13/2049-09/12/2049	$6,039	$(6,052)
REVERSE REPURCHASE AGREEMENTS — (21.6)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of Montreal	2.490%	07/11/2019	08/09/2019	$1,310	$(1,310)
Deutsche Bank	2.470 - 2.510	07/17/2019 - 07/22/2019	08/05/2019 - 08/19/2019	3,615	(3,615)
Royal Bank of Canada	2.610	06/04/2019	08/02/2019	12,726	(12,726)
Total Reverse Repurchase Agreements				$17,651	$(17,651)

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$5,049	$—	$5,049
Collateralized Mortgage Obligations	—	2,329	—	2,329
Corporate Bonds & Notes	—	6,549	—	6,549
Foreign Government Obligations	—	10,013	—	10,013
Mortgage Pass-Through	—	21,059	—	21,059
U.S. Government Obligations	—	73,249	—	73,249
Short-Term Investments
Commercial Paper	—	250	—	250
Total Investments in Securities	$—	$118,498	$—	$118,498
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$369	$—	$369
Futures Contracts	124	—	—	124
Purchased Options	2	36	—	38
Swap Agreements	—	60	—	60
Total Financial Derivative Instruments - Assets	$126	$465	$—	$591
Liability Category
Fixed Income Investments Sold Short	$—	$(6,052)	$—	$(6,052)
Reverse Repurchase Agreements	—	(17,651)	—	(17,651)
Total Investments Sold Short and Secured Borrowings	$—	$(23,703)	$—	$(23,703)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(70)	$—	$(70)
Futures Contracts	(356)	—	—	(356)
Swap Agreements	—	(617)	—	(617)
Written Options	(22)	(46)	—	(68)
Total Financial Derivative Instruments - Liabilities	$(378)	$(733)	$—	$(1,111)
Total Investments	$(252)	$94,527	$—	$94,275
There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Variable rate security; the stated rate represents the rate in effect at July 31, 2019. The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $7,743 or 10% of net assets.
3	CLO after the name of a security stands for Collateralized Loan Obligation.
4	Step coupon security; the stated rate represents the rate in effect at July 31, 2019.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond; the maturity date represents the next callable date.
7	Zero coupon bond
8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2019. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11	Floating rate security; the stated rate represents the rate in effect at July 31, 2019.
12	At July 31, 2019, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $17,533 or 21% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. At July 31, 2019, the maximum exposure to loss of the notional value outstanding as the seller of credit default swaps was $233.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j	Amount represents index value
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevosol
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— July 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2019, the Trust consists of 34 separate portfolios. The portfolios covered by this report are: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Core Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited partnerships), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information on the types of investment held by each Fund and the related accounting policies.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0719